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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Asset Allocation Fund

		Shares	Value ($)*
Common Stocks — 52.7%
CONSUMER DISCRETIONARY — 5.8%
Auto Components — 0.2%
	BorgWarner, Inc.	2,300	76,406
	Denso Corp.	4,900	146,854
	Stanley Electric Co., Ltd.	9,200	185,010
Auto Components Total			408,270
Automobiles — 0.2%
	Nissan Motor Co., Ltd. (a)	26,400	230,736
	Toyota Motor Corp.	3,500	147,055
Automobiles Total			377,791
Diversified Consumer Services — 0.1%
	Apollo Group, Inc., Class A (a)	580	35,136
	Brink’s Home Security Holdings, Inc. (a)	840	27,418
	New Oriental Education & Technology Group, ADR (a)	460	34,781
	Regis Corp.	1,280	19,930
	Sotheby’s	730	16,410
Diversified Consumer Services Total			133,675
Hotels, Restaurants & Leisure — 1.3%
	Ameristar Casinos, Inc.	1,910	29,089
	Bally Technologies, Inc. (a)	960	39,638
	Benihana, Inc., Class A (a)	2,292	8,687
	Bob Evans Farms, Inc.	830	24,029
	Carnival Corp. (a)	14,300	453,167
	CEC Entertainment, Inc. (a)	510	16,279
	Ctrip.com International Ltd., ADR (a)	470	33,774
	DineEquity, Inc. (a)	1,590	38,621
	International Game Technology	12,073	226,610
	Jack in the Box, Inc. (a)	710	13,966
	Las Vegas Sands Corp. (a)	8,350	124,749
	McDonald’s Corp.	4,820	300,961
	OPAP SA	7,455	163,206
	Paddy Power PLC	3,801	134,706
	Red Robin Gourmet Burgers, Inc. (a)	790	14,141
	Royal Caribbean Cruises Ltd. (a)	4,400	111,232
	Scientific Games Corp., Class A (a)	2,220	32,301
	Starbucks Corp. (a)	16,350	377,031
	Starwood Hotels & Resorts Worldwide, Inc.	21,605	790,095
	Vail Resorts, Inc. (a)	670	25,326

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Wynn Resorts Ltd.	550	32,027
Hotels, Restaurants & Leisure Total			2,989,635
Household Durables — 0.1%
	American Greetings Corp., Class A	770	16,778
	Cavco Industries, Inc. (a)	482	17,314
	CSS Industries, Inc.	899	17,477
	D.R. Horton, Inc.	17,600	191,312
	Garmin Ltd.	1,140	34,998
	Tempur-Pedic International, Inc. (a)	1,700	40,171
	Tupperware Brands Corp.	660	30,736
Household Durables Total			348,786
Internet & Catalog Retail — 0.4%
	Amazon.com, Inc. (a)	4,675	628,881
	Expedia, Inc. (a)	1,340	34,451
	HSN, Inc. (a)	840	16,960
	NetFlix, Inc. (a)	680	37,495
	Priceline.com, Inc. (a)	480	104,880
Internet & Catalog Retail Total			822,667
Leisure Equipment & Products — 0.1%
	Altek Corp.	47,000	95,007
	Brunswick Corp.	1,350	17,159
	Hasbro, Inc.	2,200	70,532
	Jakks Pacific, Inc. (a)	1,170	14,180
Leisure Equipment & Products Total			196,878
Media — 0.6%
	DIRECTV, Class A (a)	8,800	293,480
	DISH Network Corp., Class A	2,500	51,925
	DreamWorks Animation SKG, Inc., Class A (a)	1,460	58,327
	Imax Corp. (a)	1,090	14,497
	Knology, Inc. (a)	7,342	80,395
	Lamar Advertising Co., Class A (a)	2,260	70,264
	LodgeNet Interactive Corp. (a)	5,290	29,254
	McGraw-Hill Companies, Inc.	1,740	58,307
	Publicis Groupe SA	3,647	147,947
	Scholastic Corp.	680	20,284
	Viacom, Inc., Class B (a)	10,800	321,084
	Vivendi	5,440	160,598
Media Total			1,306,362

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — 1.0%
	J.C. Penney Co., Inc.	30,150	802,292
	Nordstrom, Inc.	24,125	906,617
	Target Corp.	12,350	597,370
Multiline Retail Total			2,306,279
Specialty Retail — 1.4%
	Abercrombie & Fitch Co., Class A	980	34,153
	Advance Auto Parts, Inc.	1,210	48,981
	America’s Car-Mart, Inc. (a)	755	19,879
	American Eagle Outfitters, Inc.	3,300	56,034
	AnnTaylor Stores Corp. (a)	1,832	24,988
	Best Buy Co., Inc.	5,200	205,192
	Chico’s FAS, Inc. (a)	2,470	34,704
	Christopher & Banks Corp.	2,280	17,374
	Finish Line, Inc., Class A	1,660	20,833
	Foot Locker, Inc.	7,087	78,949
	Game Group PLC	90,428	154,693
	GameStop Corp., Class A (a)	8,793	192,918
	Group 1 Automotive, Inc.	900	25,515
	Guess ?, Inc.	1,170	49,491
	hhgregg, Inc. (a)	1,260	27,758
	J Crew Group, Inc. (a)	770	34,450
	Lowe’s Companies, Inc.	41,400	968,346
	Men’s Wearhouse, Inc.	984	20,723
	O’Reilly Automotive, Inc. (a)	6,800	259,216
	OfficeMax, Inc. (a)	3,490	44,288
	Pacific Sunwear of California, Inc. (a)	7,665	30,507
	Pier 1 Imports, Inc. (a)	6,330	32,220
	Rent-A-Center, Inc. (a)	1,519	26,917
	Shoe Carnival, Inc. (a)	1,015	20,777
	Staples, Inc.	14,050	345,489
	Tiffany & Co.	1,270	54,610
	TJX Companies, Inc.	1,340	48,977
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,380	25,061
	Urban Outfitters, Inc. (a)	2,110	73,829
	USS Co., Ltd.	3,080	187,033
	Vitamin Shoppe, Inc. (a)	581	12,921
Specialty Retail Total			3,176,826
Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc.	1,010	36,895
	Deckers Outdoor Corp. (a)	690	70,187

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Fossil, Inc. (a)	1,257	42,185
	Hanesbrands, Inc. (a)	3,450	83,179
	Iconix Brand Group, Inc. (a)	4,230	53,510
	Jones Apparel Group, Inc.	1,900	30,514
	LG Fashion Corp. (a)	6,890	186,846
	Movado Group, Inc.	1,390	13,511
	Phillips-Van Heusen Corp.	360	14,645
	Polo Ralph Lauren Corp. (b)	1,964	159,045
	True Religion Apparel, Inc. (a)	1,220	22,558
	Warnaco Group, Inc. (a)	870	36,705
	Wolverine World Wide, Inc.	500	13,610
	Youngone Corp. (a)	10,210	102,214
Textiles, Apparel & Luxury Goods Total			865,604
CONSUMER DISCRETIONARY TOTAL			12,932,773
CONSUMER STAPLES — 4.6%
Beverages — 0.8%
	Carlsberg A/S, Class B	2,746	202,645
	Central European Distribution Corp. (a)	1,280	36,365
	Cott Corp. (a)	23,274	190,847
	Diageo PLC, ADR	8,551	593,525
	Fomento Economico Mexicano SAB de CV, ADR	1,900	90,972
	PepsiCo, Inc.	11,850	720,480
Beverages Total			1,834,834
Food & Staples Retailing — 1.0%
	Casey’s General Stores, Inc.	1,520	48,518
	Costco Wholesale Corp.	5,400	319,518
	Koninklijke Ahold NV	18,107	240,225
	Ruddick Corp.	630	16,210
	Safeway, Inc.	1,620	34,490
	Seven & I Holdings Co., Ltd.	11,700	237,476
	Spartan Stores, Inc.	797	11,389
	Wal-Mart Stores, Inc.	15,657	836,867
	Walgreen Co.	10,900	400,248
	Weis Markets, Inc.	950	34,542
Food & Staples Retailing Total			2,179,483
Food Products — 1.0%
	American Italian Pasta Co., Class A (a)	1,383	48,115
	China Milk Products Group Ltd. (a)	322,000	76,599
	Corn Products International, Inc.	1,200	35,076

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Darling International, Inc. (a)	4,713	39,495
	Dean Foods Co. (a)	2,800	50,512
	Fresh Del Monte Produce, Inc. (a)	1,503	33,216
	General Mills, Inc.	4,050	286,781
	H.J. Heinz Co.	2,120	90,651
	J.M. Smucker Co.	12,300	759,525
	Kerry Group PLC, Class A	3,717	109,562
	Nestle SA, Registered Shares	7,403	359,658
	Toyo Suisan Kaisha Ltd.	9,000	206,301
	Viterra, Inc. (a)	19,282	181,970
Food Products Total			2,277,461
Household Products — 0.7%
	Central Garden & Pet Co., Class A (a)	3,720	36,977
	Clorox Co.	1,530	93,330
	Procter & Gamble Co.	24,100	1,461,183
Household Products Total			1,591,490
Personal Products — 0.5%
	Avon Products, Inc.	21,746	684,999
	Estee Lauder Companies, Inc., Class A	4,275	206,739
	Herbalife Ltd.	840	34,079
	Mead Johnson Nutrition Co., Class A	3,300	144,210
	Nu Skin Enterprises, Inc., Class A	885	23,780
Personal Products Total			1,093,807
Tobacco — 0.6%
	Japan Tobacco, Inc.	66	222,694
	Philip Morris International, Inc.	26,026	1,254,193
Tobacco Total			1,476,887
CONSUMER STAPLES TOTAL			10,453,962
ENERGY — 5.0%
Energy Equipment & Services — 1.4%
	Core Laboratories N.V.	320	37,798
	Dawson Geophysical Co. (a)	570	13,173
	Diamond Offshore Drilling, Inc.	700	68,894
	Gulf Island Fabrication, Inc.	910	19,137
	Halliburton Co.	19,804	595,902
	Lufkin Industries, Inc.	240	17,568
	Matrix Service Co. (a)	1,340	14,271
	Nabors Industries Ltd. (a)	41,050	898,584
	National-Oilwell Varco, Inc.	790	34,831
	Noble Corp.	6,694	272,446
	Patterson-UTI Energy, Inc.	1,040	15,964

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Pioneer Drilling Co. (a)	2,656	20,982
	Pride International, Inc. (a)	2,300	73,393
	Schlumberger Ltd.	3,750	244,088
	Shinko Plantech Co., Ltd.	16,800	169,330
	T-3 Energy Services, Inc. (a)	710	18,105
	TGC Industries, Inc. (a)	1,513	5,916
	Tidewater, Inc.	450	21,578
	Transocean Ltd. (a)	7,592	628,618
	Union Drilling, Inc. (a)	2,725	17,031
Energy Equipment & Services Total			3,187,609
Oil, Gas & Consumable Fuels — 3.6%
	Alpha Natural Resources, Inc. (a)	17,600	763,488
	Apache Corp.	12,250	1,263,833
	Arena Resources, Inc. (a)	780	33,634
	Atlas Energy, Inc.	1,030	31,075
	AWE Ltd. (a)	80,539	201,045
	Berry Petroleum Co., Class A	590	17,199
	BP PLC, ADR (b)	7,091	411,065
	Cabot Oil & Gas Corp.	2,100	91,539
	Chevron Corp.	9,900	762,201
	Cimarex Energy Co.	330	17,480
	Comstock Resources, Inc. (a)	910	36,919
	Concho Resources, Inc. (a)	1,888	84,771
	Contango Oil & Gas Co. (a)	520	24,445
	Continental Resources, Inc. (a)	964	41,346
	Denbury Resources, Inc. (a)	2,450	36,260
	EOG Resources, Inc.	3,375	328,388
	EXCO Resources, Inc.	1,710	36,303
	Exxon Mobil Corp.	8,075	550,634
	Forest Oil Corp. (a)	580	12,905
	Frontline Ltd.	1,400	38,248
	GMX Resources, Inc. (a)	1,323	18,178
	Holly Corp.	740	18,966
	Marathon Oil Corp.	2,728	85,168
	Mariner Energy, Inc. (a)	1,390	16,138
	Newfield Exploration Co. (a)	1,200	57,876
	Occidental Petroleum Corp.	14,500	1,179,575
	Peabody Energy Corp.	2,290	103,531
	PetroHawk Energy Corp. (a)	1,970	47,260
	Petroleo Brasileiro SA, ADR	4,200	200,256

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Resolute Energy Corp. (a)	1,470	16,934
	Royal Dutch Shell PLC, Class B	9,035	263,281
	SandRidge Energy, Inc. (a)	3,990	37,626
	Stone Energy Corp. (a)	2,401	43,338
	Swift Energy Co. (a)	940	22,522
	Total SA	7,812	500,605
	Williams Companies, Inc.	29,500	621,860
	Yanzhou Coal Mining Co., Ltd., Class H	52,000	113,772
Oil, Gas & Consumable Fuels Total			8,129,664
ENERGY TOTAL			11,317,273
FINANCIALS — 9.1%
Capital Markets — 1.7%
	Affiliated Managers Group, Inc. (a)	760	51,186
	Ameriprise Financial, Inc.	3,600	139,752
	Evercore Partners, Inc., Class A	778	23,651
	FBR Capital Markets Corp. (a)	2,102	12,990
	Federated Investors, Inc., Class B	513	14,108
	Goldman Sachs Group, Inc.	7,750	1,308,510
	Greenhill & Co., Inc.	190	15,246
	ICAP PLC	12,515	86,730
	Intermediate Capital Group PLC	22,727	100,498
	Investment Technology Group, Inc. (a)	1,268	24,980
	Janus Capital Group, Inc.	3,206	43,121
	Mass Financial Corp., Class A (a)	1,750	16,275
	Morgan Stanley	29,750	880,600
	optionsXpress Holdings, Inc.	910	14,060
	Piper Jaffray Companies, Inc. (a)	438	22,167
	Raymond James Financial, Inc.	743	17,661
	State Street Corp.	5,000	217,700
	Stifel Financial Corp. (a)	817	48,399
	T. Rowe Price Group, Inc.	6,930	369,022
	TD Ameritrade Holding Corp. (a)	2,600	50,388
	Tokai Tokyo Financial Holdings	22,000	85,706
	Waddell & Reed Financial, Inc., Class A	4,478	136,758
Capital Markets Total			3,679,508
Commercial Banks — 3.2%
	Australia & New Zealand Banking Group Ltd.	9,662	196,581
	BancFirst Corp.	546	20,224
	Banco Bilbao Vizcaya Argentaria SA	20,015	362,558

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Banco Santander SA	30,636	503,346
	BancTrust Financial Group, Inc.	1,638	4,701
	Bank of China Ltd., Class H	248,000	132,782
	Barclays PLC	60,737	267,648
	BB&T Corp.	17,500	443,975
	BNP Paribas	3,568	281,564
	Bryn Mawr Bank Corp.	1,037	15,648
	Chemical Financial Corp.	1,440	33,955
	City National Corp.	1,600	72,960
	Columbia Banking System, Inc.	1,239	20,047
	Comerica, Inc.	2,900	85,753
	Community Trust Bancorp, Inc.	768	18,778
	Cullen/Frost Bankers, Inc.	2,100	105,000
	DBS Group Holdings Ltd.	24,000	260,949
	Fifth Third Bancorp.	24,000	234,000
	First Citizens BancShares, Inc., Class A	213	34,934
	First Commonwealth Financial Corp.	4,649	21,618
	First Financial Corp. of Indiana	879	26,827
	First National Bank of Alaska	9	15,525
	HSBC Holdings PLC	24,543	280,093
	Investors Bancorp, Inc. (a)	1,852	20,261
	Merchants Bancshares, Inc.	914	20,693
	National Australia Bank Ltd.	10,321	251,143
	National Bank of Greece SA (a)	7,264	185,225
	Northfield Bancorp, Inc.	1,349	18,238
	Northrim BanCorp, Inc.	1,084	18,298
	Pinnacle Financial Partners, Inc. (a)	2,156	30,658
	PNC Financial Services Group, Inc.	6,746	356,121
	Standard Chartered PLC	10,024	251,027
	Sumitomo Mitsui Financial Group, Inc.	5,900	168,207
	Sumitomo Trust & Banking Co., Ltd.	23,000	111,813
	SunTrust Banks, Inc.	8,100	164,349
	SVB Financial Group (a)	1,808	75,376
	Svenska Handelsbanken AB, Class A	3,865	110,537
	TCF Financial Corp.	7,500	102,150
	Turkiye Is Bankasi, Class C	25,494	107,450
	U.S. Bancorp	33,939	763,967
	Wells Fargo & Co.	28,566	770,996
	West Coast Bancorp	1,410	2,961

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Whitney Holding Corp.	1,941	17,683
	Zions Bancorporation	11,825	151,715
Commercial Banks Total			7,138,334
Consumer Finance — 0.4%
	American Express Co.	19,700	798,244
	Cash America International, Inc.	1,080	37,757
	Discover Financial Services	6,219	91,481
Consumer Finance Total			927,482
Diversified Financial Services — 0.9%
	ING Groep NV (a)	22,409	216,631
	IntercontinentalExchange, Inc. (a)	380	42,674
	JPMorgan Chase & Co.	39,203	1,633,589
	Medallion Financial Corp.	1,834	14,984
	Moody’s Corp.	930	24,924
	Pico Holdings, Inc. (a)	400	13,092
	Portfolio Recovery Associates, Inc. (a)	1,193	53,542
Diversified Financial Services Total			1,999,436
Insurance — 1.6%
	ACE Ltd. (a)	8,820	444,528
	American Safety Insurance Holdings Ltd. (a)	119	1,720
	Aon Corp.	900	34,506
	Assured Guaranty Ltd.	1,600	34,816
	Axis Capital Holdings Ltd.	18,524	526,267
	Baldwin & Lyons, Inc., Class B	890	21,903
	Baloise Holding AG, Registered Shares	2,509	208,992
	Brit Insurance Holdings NV	57,604	182,806
	CNA Surety Corp. (a)	1,580	23,526
	EMC Insurance Group, Inc.	981	21,101
	FBL Financial Group, Inc. Class A	1,272	23,557
	First Mercury Financial Corp.	1,689	23,156
	Harleysville Group, Inc.	540	17,167
	Horace Mann Educators Corp.	2,051	25,637
	Lincoln National Corp.	1,550	38,564
	National Western Life Insurance Co., Class A	97	16,841
	Navigators Group, Inc. (a)	464	21,859
	Platinum Underwriters Holdings Ltd.	350	13,401
	Prudential Financial, Inc.	15,928	792,577
	Reinsurance Group of America, Inc.	2,900	138,185
	RLI Corp.	396	21,087

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Safety Insurance Group, Inc.	860	31,158
	Sampo Oyj, Class A	8,522	206,826
	Stewart Information Services Corp.	1,310	14,777
	United America Indemnity Ltd., Class A (a)	5,663	44,851
	United Fire & Casualty Co.	1,503	27,400
	XL Capital Ltd., Class A	17,797	326,219
	Zurich Financial Services AG, Registered Shares	1,078	234,386
Insurance Total			3,517,813
Real Estate Investment Trusts (REITs) — 1.0%
	Alexandria Real Estate Equities, Inc.	1,200	77,148
	Boston Properties, Inc.	850	57,010
	DCT Industrial Trust, Inc.	4,484	22,510
	DiamondRock Hospitality Co.	3,450	29,222
	Digital Realty Trust, Inc.	940	47,263
	DuPont Fabros Technology, Inc.	1,469	26,427
	Equity Residential Property Trust	7,400	249,972
	Franklin Street Properties Corp.	1,944	28,402
	Getty Realty Corp.	670	15,765
	Home Properties, Inc.	520	24,809
	Host Hotels & Resorts, Inc. (a)	4,697	54,814
	Japan Retail Fund Investment Corp.	40	179,035
	National Health Investors, Inc.	853	31,553
	National Retail Properties, Inc.	1,410	29,920
	Nationwide Health Properties, Inc.	1,040	36,587
	Plum Creek Timber Co., Inc.	10,340	390,438
	Potlatch Corp.	1,109	35,355
	ProLogis	2,900	39,701
	Rayonier, Inc.	8,100	341,496
	Simon Property Group, Inc.	5,047	402,751
	Starwood Property Trust, Inc.	1,090	20,590
	Sun Communities, Inc.	668	13,193
	Sunstone Hotel Investors, Inc. (a)	2,806	24,917
	Universal Health Realty Income Trust	720	23,062
	Urstadt Biddle Properties, Inc., Class A	1,390	21,225
	Vornado Realty Trust	902	63,086
Real Estate Investment Trusts (REITs) Total			2,286,251

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.2%
	Avatar Holdings, Inc. (a)	987	16,789
	CB Richard Ellis Group, Inc., Class A (a)	3,370	45,731
	Hongkong Land Holdings Ltd.	35,000	172,244
	Huaku Development Co., Ltd.	76,000	192,070
	Maui Land & Pineapple Co., Inc. (a)	720	3,996
	Swire Pacific Ltd., Class A	7,500	90,704
Real Estate Management & Development Total			521,534
Thrifts & Mortgage Finance — 0.1%
	Bank Mutual Corp.	3,655	25,292
	BankFinancial Corp.	2,229	22,067
	Beneficial Mutual Bancorp, Inc. (a)	2,581	25,397
	Brookline Bancorp, Inc.	2,600	25,766
	Clifton Savings Bancorp, Inc.	1,640	15,367
	ESSA Bancorp, Inc.	1,128	13,198
	Home Federal Bancorp, Inc.	2,147	28,576
	People’s United Financial, Inc.	2,130	35,571
	TrustCo Bank Corp. NY	2,300	14,490
	United Financial Bancorp, Inc.	1,299	17,030
	Washington Federal, Inc.	1,370	26,496
	Westfield Financial, Inc.	2,796	23,067
Thrifts & Mortgage Finance Total			272,317
FINANCIALS TOTAL			20,342,675
HEALTH CARE — 6.1%
Biotechnology — 0.8%
	Alexion Pharmaceuticals, Inc. (a)	1,433	69,959
	Alkermes, Inc. (a)	3,350	31,523
	Amgen, Inc. (a)(b)	6,759	382,357
	BioMarin Pharmaceuticals, Inc. (a)	1,924	36,190
	Celgene Corp. (a)	7,750	431,520
	Dendreon Corp. (a)	1,990	52,297
	Gilead Sciences, Inc. (a)	4,700	203,416
	Human Genome Sciences, Inc. (a)	2,133	65,270
	Immunogen, Inc. (a)	2,281	17,929
	Incyte Corp. Ltd. (a)	1,420	12,936
	Isis Pharmaceuticals, Inc. (a)	2,090	23,199
	Martek Biosciences Corp. (a)	1,100	20,834
	Onyx Pharmaceuticals, Inc. (a)	2,610	76,577
	Regeneron Pharmaceuticals, Inc. (a)	1,831	44,274
	Rigel Pharmaceuticals, Inc. (a)	2,259	21,483
	Savient Pharmaceuticals, Inc. (a)	1,575	21,436
	Seattle Genetics, Inc. (a)	3,107	31,567

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Talecris Biotherapeutics Holdings Corp. (a)	1,506	33,539
	Theravance, Inc. (a)	690	9,018
	United Therapeutics Corp. (a)	604	31,801
	Vertex Pharmaceuticals, Inc. (a)	5,450	233,532
Biotechnology Total			1,850,657
Health Care Equipment & Supplies — 0.9%
	American Medical Systems Holdings, Inc. (a)	3,060	59,027
	Analogic Corp.	280	10,783
	Beckman Coulter, Inc.	1,000	65,440
	Boston Scientific Corp. (a)	29,400	264,600
	C.R. Bard, Inc.	3,300	257,070
	Cantel Medical Corp. (a)	706	14,247
	CareFusion Corp. (a)	5,350	133,804
	Cooper Companies, Inc.	1,000	38,120
	Cyberonics, Inc. (a)	560	11,446
	Gen-Probe, Inc. (a)	1,050	45,045
	Hospira, Inc. (a)	9,150	466,650
	Intuitive Surgical, Inc. (a)	180	54,598
	Masimo Corp. (a)	1,123	34,162
	Meridian Bioscience, Inc.	853	18,382
	Miraca Holdings, Inc.	5,700	156,012
	NuVasive, Inc. (a)	1,011	32,332
	Quidel Corp. (a)	930	12,815
	Sirona Dental Systems, Inc. (a)	1,170	37,136
	St. Jude Medical, Inc. (a)	920	33,838
	STERIS Corp.	1,710	47,829
	Symmetry Medical, Inc. (a)	1,490	12,009
	Teleflex, Inc.	1,200	64,668
	Thoratec Corp. (a)	830	22,344
	Young Innovations, Inc.	416	10,308
Health Care Equipment & Supplies Total			1,902,665
Health Care Providers & Services — 1.1%
	AMERIGROUP Corp. (a)	940	25,342
	AmerisourceBergen Corp.	11,600	302,412
	AmSurg Corp. (a)	709	15,612
	Brookdale Senior Living, Inc. (a)	1,910	34,743
	Catalyst Health Solutions, Inc. (a)	273	9,956
	CIGNA Corp.	7,300	257,471
	Community Health Systems, Inc. (a)	2,100	74,760

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Express Scripts, Inc. (a)	980	84,721
	Healthspring, Inc. (a)	1,684	29,655
	HMS Holdings Corp. (a)	300	14,607
	inVentiv Health, Inc. (a)	1,483	23,980
	Kindred Healthcare, Inc. (a)	1,260	23,260
	Laboratory Corp. of America Holdings (a)	1,500	112,260
	Magellan Health Services, Inc. (a)	500	20,365
	Medcath Corp. (a)	1,610	12,735
	Medco Health Solutions, Inc. (a)	14,000	894,740
	Mednax, Inc. (a)	690	41,476
	NovaMed, Inc. (a)	3,004	11,655
	Owens & Minor, Inc.	1,506	64,653
	Patterson Companies, Inc. (a)	1,720	48,126
	Psychiatric Solutions, Inc. (a)	1,994	42,153
	Quest Diagnostics, Inc.	3,150	190,197
	Res-Care, Inc. (a)	1,706	19,107
	Triple-S Management Corp., Class B (a)	920	16,192
	U.S. Physical Therapy, Inc. (a)	720	12,190
	VCA Antech, Inc. (a)	2,580	64,294
Health Care Providers & Services Total			2,446,662
Health Care Technology — 0.0%
	Cerner Corp. (a)	450	37,098
	Computer Programs & Systems, Inc.	410	18,880
	Quality Systems, Inc.	410	25,744
Health Care Technology Total			81,722
Life Sciences Tools & Services — 0.9%
	Albany Molecular Research, Inc. (a)	2,190	19,885
	Bio-Rad Laboratories, Inc., Class A (a)	234	22,572
	Dionex Corp. (a)	746	55,107
	ICON PLC, ADR (a)	3,950	85,834
	Illumina, Inc. (a)	2,612	80,058
	Life Technologies Corp. (a)	15,050	786,061
	Mettler-Toledo International, Inc. (a)	475	49,870
	Thermo Fisher Scientific, Inc. (a)	20,933	998,295
Life Sciences Tools & Services Total			2,097,682
Pharmaceuticals — 2.4%
	Abbott Laboratories	16,500	890,835
	Allergan, Inc.	5,350	337,104
	Astellas Pharma, Inc.	3,400	126,645
	AstraZeneca PLC, ADR	7,216	338,719

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Eurand NV (a)	1,968	25,387
	Impax Laboratories, Inc. (a)	1,210	16,456
	Johnson & Johnson	10,300	663,423
	Merck & Co., Inc.	21,062	769,605
	Novartis AG, Registered Shares	2,527	137,677
	Perrigo Co.	1,260	50,198
	Pfizer, Inc.	55,750	1,014,093
	Roche Holding AG, Genusschein Shares	2,447	416,274
	Sanofi-Aventis SA	5,065	397,029
	Santen Pharmaceutical Co., Ltd.	4,600	147,084
	Vivus, Inc. (a)	2,840	26,100
Pharmaceuticals Total			5,356,629
HEALTH CARE TOTAL			13,736,017
INDUSTRIALS — 5.5%
Aerospace & Defense — 1.8%
	AAR Corp. (a)	792	18,200
	AerCap Holdings NV (a)	5,309	48,100
	Alliant Techsystems, Inc. (a)	400	35,308
	BAE Systems PLC	45,181	260,370
	BE Aerospace, Inc. (a)	1,870	43,945
	Ceradyne, Inc. (a)	965	18,538
	Esterline Technologies Corp. (a)	490	19,977
	Goodrich Corp.	4,500	289,125
	HEICO Corp.	465	20,613
	Hexcel Corp. (a)	3,110	40,368
	Honeywell International, Inc.	19,000	744,800
	ITT Corp.	720	35,813
	L-3 Communications Holdings, Inc.	4,075	354,321
	Ladish Co., Inc. (a)	1,230	18,548
	MTU Aero Engines Holding AG	3,579	196,388
	Precision Castparts Corp.	3,670	404,985
	Spirit Aerosystems Holdings, Inc., Class A (a)	3,039	60,355
	Teledyne Technologies, Inc. (a)	1,069	41,007
	United Technologies Corp.	18,430	1,279,226
Aerospace & Defense Total			3,929,987
Air Freight & Logistics — 0.2%
	Expeditors International of Washington, Inc.	1,040	36,119
	HUB Group, Inc., Class A (a)	1,773	47,569

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Pacer International, Inc. (a)	2,954	9,335
	United Parcel Service, Inc., Class B	6,800	390,116
Air Freight & Logistics Total			483,139
Airlines — 0.1%
	Delta Air Lines, Inc. (a)	7,390	84,098
	Skywest, Inc.	1,470	24,873
	Turk Hava Yollari	29,490	112,501
Airlines Total			221,472
Building Products — 0.1%
	Ameron International Corp.	287	18,213
	Builders FirstSource, Inc. (a)	908	3,496
	Lennox International, Inc.	350	13,664
	Masco Corp.	12,800	176,768
	NCI Building Systems, Inc. (a)	1,510	2,733
	Universal Forest Products, Inc.	510	18,773
Building Products Total			233,647
Commercial Services & Supplies — 0.2%
	ABM Industries, Inc.	720	14,875
	Aeon Delight Co., Ltd.	9,800	138,713
	ATC Technology Corp. (a)	840	20,034
	Consolidated Graphics, Inc. (a)	630	22,063
	Ennis, Inc.	1,043	17,512
	Geo Group, Inc. (a)	1,704	37,284
	Republic Services, Inc.	3,900	110,409
	Stericycle, Inc. (a)	660	36,412
	United Stationers, Inc. (a)	460	26,151
	Waste Connections, Inc. (a)	809	26,972
Commercial Services & Supplies Total			450,425
Construction & Engineering — 0.6%
	Comfort Systems USA, Inc.	1,312	16,190
	COMSYS Holdings Corp.	12,800	134,169
	CTCI Corp.	124,000	126,661
	Dycom Industries, Inc. (a)	1,770	14,213
	EMCOR Group, Inc. (a)	1,170	31,473
	Fluor Corp.	4,000	180,160
	Foster Wheeler AG (a)	9,830	289,395
	Great Lakes Dredge & Dock Corp.	6,671	43,228
	Impregilo SpA	32,964	116,883
	KBR, Inc.	1,060	20,140
	KHD Humboldt Wedag International Ltd. (a)	1,050	14,291
	Layne Christensen Co. (a)	580	16,652

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Maire Tecnimont SpA	37,473	133,123
	Pike Electric Corp. (a)	1,297	12,036
	Sterling Construction Co., Inc. (a)	873	16,744
	Toyo Engineering Corp.	42,000	123,187
	Vinci SA	2,316	129,719
Construction & Engineering Total			1,418,264
Electrical Equipment — 0.3%
	A.O. Smith Corp.	500	21,695
	Acuity Brands, Inc.	460	16,394
	American Superconductor Corp. (a)	360	14,724
	AMETEK, Inc.	930	35,563
	AZZ, Inc. (a)	610	19,947
	Belden, Inc.	830	18,194
	Cooper Industries PLC, Class A	1,400	59,696
	General Cable Corp. (a)	790	23,242
	GrafTech International Ltd. (a)	2,156	33,526
	II-VI, Inc. (a)	1,694	53,869
	Roper Industries, Inc.	830	43,467
	Schneider Electric SA	1,745	202,161
	Thomas & Betts Corp. (a)	1,340	47,959
Electrical Equipment Total			590,437
Industrial Conglomerates — 0.6%
	DCC PLC	5,351	149,437
	General Electric Co.	33,479	506,537
	McDermott International, Inc. (a)	2,850	68,428
	Tyco International Ltd. (a)	17,964	640,956
Industrial Conglomerates Total			1,365,358
Machinery — 1.1%
	Astec Industries, Inc. (a)	585	15,760
	Bucyrus International, Inc.	1,220	68,771
	Chart Industries, Inc. (a)	930	15,392
	CIRCOR International, Inc.	590	14,856
	Columbus McKinnon Corp. (a)	1,670	22,812
	Cummins, Inc.	1,110	50,905
	Demag Cranes AG	3,610	120,481
	Dover Corp.	5,000	208,050
	Dynamic Materials Corp.	1,070	21,453
	Eaton Corp.	3,400	216,308
	EnPro Industries, Inc. (a)	890	23,505
	Flowserve Corp.	3,200	302,496

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	FreightCar America, Inc.	667	13,227
	Harsco Corp.	570	18,371
	Illinois Tool Works, Inc.	5,400	259,146
	Kadant, Inc. (a)	1,048	16,726
	Kennametal, Inc.	2,100	54,432
	LB Foster Co., Class A (a)	487	14,517
	Mueller Industries, Inc.	760	18,878
	Navistar International Corp. (a)	6,511	251,650
	PACCAR, Inc.	2,300	83,421
	Pall Corp.	1,130	40,906
	Parker Hannifin Corp.	6,700	360,996
	Robbins & Myers, Inc.	680	15,994
	Stanley Works	1,325	68,251
	Trinity Industries, Inc.	1,790	31,218
	Wabtec Corp.	1,048	42,800
Machinery Total			2,371,322
Marine — 0.0%
	Alexander & Baldwin, Inc.	1,200	41,076
	Genco Shipping & Trading Ltd. (a)	996	22,291
	Kirby Corp. (a)	740	25,774
Marine Total			89,141
Professional Services — 0.3%
	Atkins WS PLC	8,429	83,123
	CDI Corp.	1,081	13,999
	Dun & Bradstreet Corp.	500	42,185
	Kforce, Inc. (a)	1,019	12,738
	Korn/Ferry International (a)	4,234	69,861
	LECG Corp. (a)	3,686	11,021
	Manpower, Inc.	7,270	396,797
	Navigant Consulting, Inc. (a)	830	12,334
	Teleperformance	2,779	89,726
Professional Services Total			731,784
Road & Rail — 0.1%
	Arkansas Best Corp.	470	13,832
	Con-way, Inc.	2,150	75,057
	Dollar Thrifty Automotive Group, Inc. (a)	360	9,220
	Heartland Express, Inc.	970	14,812
	Landstar System, Inc.	1,120	43,422
	Old Dominion Freight Line, Inc. (a)	1,970	60,479
	Ryder System, Inc.	400	16,468

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Werner Enterprises, Inc.	1,980	39,184
Road & Rail Total			272,474
Trading Companies & Distributors — 0.1%
	Beacon Roofing Supply, Inc. (a)	2,110	33,760
	Fastenal Co.	940	39,142
	Kaman Corp.	861	19,880
	Mitsui & Co., Ltd.	10,700	151,481
Trading Companies & Distributors Total			244,263
INDUSTRIALS TOTAL			12,401,713
INFORMATION TECHNOLOGY — 9.4%
Communications Equipment — 1.0%
	ADC Telecommunications, Inc. (a)	1,900	11,799
	Anaren, Inc. (a)	1,052	15,833
	Arris Group, Inc. (a)	2,593	29,638
	Bel Fuse, Inc., Class B	429	9,219
	Black Box Corp.	697	19,753
	Brocade Communications Systems, Inc. (a)	23,220	177,169
	Cisco Systems, Inc. (a)	39,445	944,313
	CommScope, Inc. (a)	8,150	216,220
	Comtech Telecommunications Corp. (a)	760	26,638
	Digi International, Inc. (a)	1,948	17,766
	F5 Networks, Inc. (a)	680	36,026
	Plantronics, Inc.	710	18,446
	Polycom, Inc. (a)	3,124	78,006
	QUALCOMM, Inc.	14,200	656,892
	Symmetricom, Inc. (a)	2,780	14,456
	Tandberg ASA	1,340	38,172
	Tekelec (a)	780	11,918
	Tellabs, Inc. (a)	2,950	16,756
Communications Equipment Total			2,339,020
Computers & Peripherals — 2.5%
	Adaptec, Inc. (a)	3,580	11,993
	Apple, Inc. (a)	6,550	1,381,133
	Diebold, Inc.	2,300	65,435
	Electronics for Imaging, Inc. (a)	443	5,763
	EMC Corp. (a)	77,300	1,350,431
	Hewlett-Packard Co.	21,520	1,108,495
	International Business Machines Corp.	9,900	1,295,910

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
NetApp, Inc. (a)	2,300	79,097
SanDisk Corp. (a)	1,450	42,036
Synaptics, Inc. (a)	1,120	34,328
Teradata Corp. (a)	7,350	231,011
Western Digital Corp. (a)	1,800	79,470
Computers & Peripherals Total		5,685,102
Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (a)	3,430	106,570
Anixter International, Inc. (a)	1,190	56,049
Arrow Electronics, Inc. (a)	2,300	68,103
Benchmark Electronics, Inc. (a)	1,760	33,281
Brightpoint, Inc. (a)	10,289	75,624
CPI International, Inc. (a)	1,213	16,060
CTS Corp.	1,723	16,575
Dolby Laboratories, Inc., Class A (a)	770	36,752
Electro Scientific Industries, Inc. (a)	1,180	12,768
FUJIFILM Holdings Corp.	5,100	152,362
Littelfuse, Inc. (a)	525	16,879
Methode Electronics, Inc.	1,684	14,617
Molex, Inc.	2,600	56,030
MTS Systems Corp.	670	19,256
NAM TAI Electronics, Inc.	2,981	15,591
Plexus Corp. (a)	980	27,930
TTM Technologies, Inc. (a)	2,341	26,992
Electronic Equipment, Instruments & Components Total		751,439
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	14,410	365,005
comScore, Inc. (a)	1,277	22,411
eBay, Inc. (a)	11,050	260,117
Equinix, Inc. (a)	2,292	243,296
Google, Inc., Class A (a)	1,872	1,160,603
InfoSpace, Inc. (a)	1,370	11,741
MercadoLibre, Inc. (a)	320	16,598
Perficient, Inc. (a)	3,300	27,819
Rackspace Hosting, Inc. (a)	710	14,804
Switch & Data Facilities Co., Inc. (a)	2,130	43,047
United Online, Inc.	1,490	10,713
ValueClick, Inc. (a)	2,630	26,616
VeriSign, Inc. (a)	1,400	33,936
VistaPrint NV (a)	900	50,994
Internet Software & Services Total		2,287,700

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 0.7%
	Acxiom Corp. (a)	1,370	18,385
	Alliance Data Systems Corp. (a)	1,410	91,072
	CACI International, Inc., Class A (a)	1,254	61,258
	Cognizant Technology Solutions Corp., Class A (a)	5,310	240,543
	CSG Systems International, Inc. (a)	941	17,964
	Cybersource Corp. (a)	1,350	27,148
	Global Payments, Inc.	930	50,090
	Hewitt Associates, Inc., Class A (a)	830	35,076
	MAXIMUS, Inc.	310	15,500
	Redecard SA	7,100	116,992
	Syntel, Inc.	820	31,185
	TeleTech Holdings, Inc. (a)	3,696	74,031
	Visa, Inc., Class A	4,300	376,078
	Western Union Co.	14,530	273,890
	Wright Express Corp. (a)	1,100	35,046
IT Services Total			1,464,258
Office Electronics — 0.1%
	Canon, Inc.	6,000	253,650
Office Electronics Total			253,650
Semiconductors & Semiconductor Equipment — 2.1%
	Advanced Micro Devices, Inc. (a)	1,900	18,392
	Aixtron AG, ADR	1,960	65,660
	Amkor Technology, Inc. (a)	5,100	36,516
	Analog Devices, Inc.	11,969	377,981
	Atheros Communications, Inc. (a)	1,370	46,909
	Atmel Corp. (a)	6,900	31,809
	ATMI, Inc. (a)	920	17,130
	Broadcom Corp., Class A (a)	12,750	400,987
	Cabot Microelectronics Corp. (a)	770	25,379
	Cavium Networks, Inc. (a)	1,380	32,885
	Cirrus Logic, Inc. (a)	5,040	34,373
	Cree, Inc. (a)	710	40,023
	Cypress Semiconductor Corp. (a)	7,850	82,896
	Disco Corp.	1,100	68,468
	Fairchild Semiconductor International, Inc. (a)	1,696	16,943
	Intel Corp.	33,250	678,300
	KLA-Tencor Corp.	10,100	365,216

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Kulicke & Soffa Industries, Inc. (a)	2,210	11,912
	Lam Research Corp. (a)	9,516	373,122
	Linear Technology Corp.	1,160	35,426
	Marvell Technology Group Ltd. (a)	2,070	42,953
	MediaTek, Inc.	8,000	138,928
	Micron Technology, Inc. (a)	3,960	41,818
	MKS Instruments, Inc. (a)	793	13,806
	Monolithic Power Systems, Inc. (a)	1,311	31,425
	Novellus Systems, Inc. (a)	7,700	179,718
	OmniVision Technologies, Inc. (a)	1,455	21,141
	Semtech Corp. (a)	2,710	46,097
	Silicon Laboratories, Inc. (a)	1,310	63,325
	Skyworks Solutions, Inc. (a)	3,420	48,530
	Tessera Technologies, Inc. (a)	750	17,453
	Texas Instruments, Inc.	24,600	641,076
	United Microelectronics Corp., ADR (a)	40,160	155,821
	Varian Semiconductor Equipment Associates, Inc. (a)	6,900	247,572
	Veeco Instruments, Inc. (a)	1,930	63,767
	Verigy Ltd. (a)	4,713	60,656
	Zoran Corp. (a)	1,235	13,647
Semiconductors & Semiconductor Equipment Total			4,588,060
Software — 1.7%
	Adobe Systems, Inc. (a)	990	36,412
	ANSYS, Inc. (a)	1,919	83,400
	Autonomy Corp. PLC (a)	5,788	141,123
	Cadence Design Systems, Inc. (a)	3,780	22,642
	Citrix Systems, Inc. (a)	2,710	112,763
	Concur Technologies, Inc. (a)	464	19,836
	Jack Henry & Associates, Inc.	460	10,635
	McAfee, Inc. (a)	720	29,210
	Mentor Graphics Corp. (a)	2,241	19,788
	Micros Systems, Inc. (a)	1,080	33,513
	Microsoft Corp.	55,480	1,691,585
	Monotype Imaging Holdings, Inc. (a)	2,198	19,848
	Net 1 UEPS Technologies, Inc. (a)	2,226	43,229
	Nintendo Co., Ltd.	600	142,240
	Nuance Communications, Inc. (a)	17,200	267,288
	Oracle Corp.	21,800	534,972
	Parametric Technology Corp. (a)	880	14,379
	Progress Software Corp. (a)	2,030	59,296
	Red Hat, Inc. (a)	1,230	38,007

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Rovi Corp. (a)	1,146	36,523
	Salesforce.com, Inc. (a)	2,700	199,179
	Solera Holdings, Inc.	1,230	44,292
	Sybase, Inc. (a)	1,420	61,628
	Synopsys, Inc. (a)	1,600	35,648
	TeleCommunication Systems, Inc., Class A (a)	2,990	28,943
	THQ, Inc. (a)	6,260	31,551
Software Total			3,757,930
INFORMATION TECHNOLOGY TOTAL			21,127,159
MATERIALS — 3.4%
Chemicals — 1.1%
	Air Products & Chemicals, Inc.	1,100	89,166
	Albemarle Corp.	1,725	62,738
	BASF SE	6,046	375,012
	Celanese Corp., Series A	7,450	239,145
	CF Industries Holdings, Inc.	840	76,255
	Clariant AG, Registered Shares (a)	17,658	207,397
	Cytec Industries, Inc.	550	20,031
	H.B. Fuller Co.	1,650	37,538
	Koppers Holdings, Inc.	990	30,136
	Monsanto Co.	8,550	698,963
	OM Group, Inc. (a)	870	27,309
	Potash Corp. of Saskatchewan, Inc.	2,740	297,290
	PPG Industries, Inc.	1,500	87,810
	Solutia, Inc. (a)	2,000	25,400
	Syngenta AG, Registered Shares	475	133,103
Chemicals Total			2,407,293
Construction Materials — 0.1%
	Ciments Francais SA	1,254	132,224
	Eagle Materials, Inc.	482	12,556
	Martin Marietta Materials, Inc.	640	57,222
Construction Materials Total			202,002
Containers & Packaging — 0.5%
	Crown Holdings, Inc. (a)	16,770	428,977
	Greif, Inc., Class A	1,102	59,486
	Greif, Inc., Class B	841	42,176
	Owens-Illinois, Inc. (a)	8,050	264,603
	Packaging Corp. of America	16,112	370,737
Containers & Packaging Total			1,165,979

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.4%
	Agnico-Eagle Mines Ltd.	720	38,880
	Anglo American PLC (a)	5,060	218,991
	BHP Billiton PLC	12,748	407,206
	BlueScope Steel Ltd.	41,184	113,644
	Carpenter Technology Corp.	660	17,787
	Cliffs Natural Resources, Inc.	1,760	81,119
	Compass Minerals International, Inc.	250	16,798
	Eurasian Natural Resources Corp.	7,757	114,410
	First Quantum Minerals Ltd.	1,268	97,308
	Freeport-McMoRan Copper & Gold, Inc.	3,825	307,109
	Harry Winston Diamond Corp.	1,827	17,375
	Haynes International, Inc.	627	20,672
	Nucor Corp.	8,000	373,200
	Olympic Steel, Inc.	759	24,728
	RTI International Metals, Inc. (a)	1,030	25,925
	Salzgitter AG	1,660	162,265
	Steel Dynamics, Inc.	12,400	219,728
	Thompson Creek Metals Co., Inc. (a)	9,000	106,105
	Tokyo Steel Manufacturing Co., Ltd.	10,400	117,002
	United States Steel Corp.	9,825	541,554
	Walter Energy, Inc.	2,630	198,065
Metals & Mining Total			3,219,871
Paper & Forest Products — 0.3%
	Schweitzer-Mauduit International, Inc.	757	53,255
	Svenska Cellulosa AB, Class B	8,630	115,278
	Weyerhaeuser Co.	10,300	444,342
Paper & Forest Products Total			612,875
MATERIALS TOTAL			7,608,020
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.0%
	AT&T, Inc.	27,052	758,267
	BCE, Inc.	5,900	163,599
	Bezeq Israeli Telecommunication Corp., Ltd.	76,526	192,682
	Neutral Tandem, Inc. (a)	1,480	33,670
	Nippon Telegraph & Telephone Corp.	4,800	188,808
	Qwest Communications International, Inc.	9,000	37,890
	Tele2 AB, Class B	9,485	145,309
	Telefonica O2 Czech Republic AS	7,844	178,325

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Telefonica SA	3,626	101,062
	Telekomunikacja Polska SA	24,844	136,882
	Verizon Communications, Inc.	9,085	300,986
	Warwick Valley Telephone Co.	1,153	15,047
Diversified Telecommunication Services Total			2,252,527
Wireless Telecommunication Services — 0.6%
	American Tower Corp., Class A (a)	9,784	422,767
	Millicom International Cellular SA	1,582	116,704
	NII Holdings, Inc. (a)	10,370	348,225
	NTELOS Holdings Corp.	3,120	55,598
	SBA Communications Corp., Class A (a)	2,410	82,326
	Softbank Corp.	4,800	112,189
	Syniverse Holdings, Inc. (a)	1,205	21,063
	Vodafone Group PLC	39,407	91,255
Wireless Telecommunication Services Total			1,250,127
TELECOMMUNICATION SERVICES TOTAL			3,502,654
UTILITIES — 2.2%
Electric Utilities — 0.9%
	ALLETE, Inc.	830	27,124
	American Electric Power Co., Inc.	25,100	873,229
	El Paso Electric Co. (a)	1,320	26,770
	Enel SpA	20,183	117,201
	FPL Group, Inc.	9,900	522,918
	Great Plains Energy, Inc.	880	17,063
	Hawaiian Electric Industries, Inc.	620	12,958
	Iberdrola SA	20,115	191,484
	Maine & Maritimes Corp.	249	8,665
	MGE Energy, Inc.	710	25,375
	Northeast Utilities	7,324	188,886
	UIL Holdings Corp.	750	21,060
Electric Utilities Total			2,032,733
Gas Utilities — 0.0%
	Laclede Group, Inc.	780	26,341
	Nicor, Inc.	810	34,101
	Questar Corp.	1,030	42,817
Gas Utilities Total			103,259

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	11,105	147,807
	Black Hills Corp.	1,190	31,690
	Drax Group PLC	23,304	156,001
	International Power PLC	38,120	188,611
Independent Power Producers & Energy Traders Total			524,109
Multi-Utilities — 1.1%
	AGL Energy Ltd.	16,666	209,642
	Avista Corp.	1,560	33,680
	CH Energy Group, Inc.	430	18,284
	NorthWestern Corp.	1,080	28,102
	PG&E Corp.	16,958	757,175
	Public Service Enterprise Group, Inc.	2,200	73,150
	RWE AG	3,284	319,131
	Sempra Energy	8,950	501,021
	Wisconsin Energy Corp.	6,300	313,929
	Xcel Energy, Inc.	5,530	117,346
Multi-Utilities Total			2,371,460
UTILITIES TOTAL			5,031,561
	Total Common Stocks (cost of $97,464,936)		118,453,807

		Par ($)
Corporate Fixed-Income Bonds & Notes — 14.0%
BASIC MATERIALS — 0.9%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	100,000	107,725
Huntsman International LLC
	7.875% 11/15/14	455,000	444,762
Chemicals Total			552,487
Forest Products & Paper — 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	410,000	418,200
Forest Products & Paper Total			418,200
Iron/Steel — 0.4%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	225,000	240,142
Nucor Corp.
	5.850% 06/01/18	215,000	231,681
Steel Dynamics, Inc.
	7.750% 04/15/16	365,000	380,056
Iron/Steel Total			851,879

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	275,000	286,857
Metals & Mining Total			286,857
BASIC MATERIALS TOTAL			2,109,423
COMMUNICATIONS — 2.5%
Media — 0.7%
Comcast Corp.
	7.050% 03/15/33	275,000	300,254
Congage Learning Acquisitions, Inc
	10.500% 01/15/15 (c)	470,000	449,438
EchoStar DBS Corp.
	6.625% 10/01/14	440,000	443,850
News America, Inc.
	6.550% 03/15/33	275,000	281,664
Viacom, Inc.
	6.125% 10/05/17	110,000	118,641
Media Total			1,593,847
Telecommunication Services — 1.8%
AT&T, Inc.
	4.950% 01/15/13	350,000	373,408
British Telecommunications PLC
	5.150% 01/15/13	225,000	234,627
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	365,000	396,126
Cricket Communications, Inc.
	9.375% 11/01/14	450,000	452,250
Intelsat Corp.
	9.250% 06/15/16	430,000	443,975
Lucent Technologies, Inc.
	6.450% 03/15/29	540,000	386,775
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	175,000	226,154
Nextel Communications, Inc.
	7.375% 08/01/15	445,000	432,763
Qwest Communications International, Inc.
	7.500% 02/15/14	440,000	441,650
Telefonica Emisiones SAU
	0.609% 02/04/13 (02/04/10) (d)(e)	400,000	393,779

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Vodafone Group PLC
	5.750% 03/15/16	175,000	188,230
Telecommunication Services Total			3,969,737
COMMUNICATIONS TOTAL			5,563,584
CONSUMER CYCLICAL — 0.6%
Apparel — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	405,000	425,250
Apparel Total			425,250
Lodging — 0.2%
Host Hotels & Resorts LP
	6.750% 06/01/16	440,000	437,800
Lodging Total			437,800
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (c)	350,000	366,621
Retail Total			366,621
CONSUMER CYCLICAL TOTAL			1,229,671
CONSUMER NON-CYCLICAL — 1.4%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
	3.000% 10/15/12 (c)	275,000	276,288
Bottling Group LLC
	6.950% 03/15/14	200,000	230,122
Miller Brewing Co.
	5.500% 08/15/13 (c)	250,000	266,185
Beverages Total			772,595
Food — 0.4%
Campbell Soup Co.
	4.500% 02/15/19	115,000	115,081
ConAgra Foods, Inc.
	5.875% 04/15/14	250,000	272,437
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (c)	390,000	441,675
Food Total			829,193
Healthcare Services — 0.3%
HCA, Inc.
	PIK,
	9.625% 11/15/16	205,000	221,912

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Roche Holdings, Inc.
	6.000% 03/01/19 (c)	310,000	340,644
Healthcare Services Total			562,556
Pharmaceuticals — 0.4%
Express Scripts, Inc.
	5.250% 06/15/12	200,000	212,520
Omnicare, Inc.
	6.875% 12/15/15	445,000	432,762
Wyeth
	5.500% 02/01/14	280,000	305,053
Pharmaceuticals Total			950,335
CONSUMER NON-CYCLICAL TOTAL			3,114,679
ENERGY — 1.7%
Oil & Gas — 0.8%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	267,099
Chesapeake Energy Corp.
	6.375% 06/15/15	450,000	441,000
Chevron Corp.
	4.950% 03/03/19	175,000	184,339
Nexen, Inc.
	5.875% 03/10/35	260,000	245,456
PetroHawk Energy Corp.
	7.875% 06/01/15	410,000	414,100
Talisman Energy, Inc.
	6.250% 02/01/38	255,000	255,288
Oil & Gas Total			1,807,282
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	200,000	217,841
Weatherford International Ltd.
	5.150% 03/15/13	190,000	198,974
Oil & Gas Services Total			416,815
Pipelines — 0.7%
El Paso Corp.
	6.875% 06/15/14	430,000	429,682
Enterprise Products Operating LLC
	4.600% 08/01/12	190,000	200,656
MarkWest Energy Partners LP
	8.500% 07/15/16	410,000	417,175

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	200,000	204,048
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (d)(e)	320,000	300,245
Pipelines Total			1,551,806
ENERGY TOTAL			3,775,903
FINANCIALS — 4.8%
Banks — 3.1%
ANZ National International Ltd.
	6.200% 07/19/13 (c)	350,000	376,787
Bank of New York Mellon Corp.
	5.125% 08/27/13	350,000	377,835
Barclays Bank PLC
	6.750% 05/22/19	375,000	418,287
Capital One Financial Corp.
	5.500% 06/01/15	300,000	314,226
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (c)	750,000	732,322
Citigroup Funding, Inc.
	2.000% 03/30/12 (f)	800,000	806,503
Commonwealth Bank of Australia
	3.750% 10/15/14 (c)	450,000	451,094
Credit Suisse/New York NY
	6.000% 02/15/18	375,000	392,377
Deutsche Bank AG
	4.875% 05/20/13	300,000	318,713
Goldman Sachs Group, Inc.
	5.350% 01/15/16	215,000	223,313
HSBC Capital Funding LP
	9.547% 12/31/49 (06/30/10) (c)(d)(e)	450,000	463,500
JPMorgan Chase & Co.
	6.000% 01/15/18	450,000	483,748
Keycorp
	6.500% 05/14/13	255,000	263,195
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (g)	350,000	374,931
Morgan Stanley
	6.750% 04/15/11	150,000	158,923
U.S. Bank N.A.
	6.300% 02/04/14	350,000	387,817

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Wachovia Corp.
	4.875% 02/15/14	375,000	381,378
Banks Total			6,924,949
Diversified Financial Services — 0.7%
Ameriprise Financial, Inc.
	7.300% 06/28/19	230,000	255,774
General Electric Capital Corp.
	2.250% 03/12/12 (f)	800,000	811,592
	5.000% 01/08/16	430,000	434,908
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (h)(i)	350,000	72,625
Diversified Financial Services Total			1,574,899
Insurance — 0.8%
Chubb Corp.
	5.750% 05/15/18	150,000	159,248
CNA Financial Corp.
	5.850% 12/15/14	85,000	83,779
Lincoln National Corp.
	8.750% 07/01/19	225,000	257,086
MetLife, Inc.
	6.817% 08/15/18	285,000	317,421
Principal Life Income Funding Trusts
	5.300% 04/24/13	225,000	237,577
Prudential Financial, Inc.
	6.100% 06/15/17	275,000	284,656
Transatlantic Holdings, Inc.
	8.000% 11/30/39	300,000	305,436
UnitedHealth Group, Inc.
	5.250% 03/15/11	200,000	207,242
Insurance Total			1,852,445
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	7.375% 02/15/15	250,000	263,646
Simon Property Group LP
	5.750% 12/01/15	185,000	188,654
Real Estate Investment Trusts (REITs) Total			452,300
FINANCIALS TOTAL			10,804,593
INDUSTRIALS — 0.7%
Aerospace & Defense — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	410,000	434,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
United Technologies Corp.
	5.375% 12/15/17	250,000	266,412
Aerospace & Defense Total			701,012
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	230,000	274,835
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	95,000	107,329
Miscellaneous Manufacturing Total			382,164
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	225,000	239,015
Norfolk Southern Corp.
	5.750% 04/01/18	250,000	264,455
Transportation Total			503,470
INDUSTRIALS TOTAL			1,586,646
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	245,000	251,127
Networking Products Total			251,127
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	190,000	208,638
Software Total			208,638
TECHNOLOGY TOTAL			459,765
UTILITIES — 1.2%
Electric — 1.0%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	214,131
Consolidated Edison Co. of New York
	5.850% 04/01/18	230,000	246,364
Dominion Resources, Inc.
	5.200% 08/15/19	240,000	243,742
Indiana Michigan Power Co.
	5.650% 12/01/15	225,000	235,389
Pacific Gas & Electric Co.
	5.800% 03/01/37	225,000	228,039
Progress Energy, Inc.
	7.750% 03/01/31	200,000	235,153

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Southern California Edison Co.
	5.000% 01/15/14	300,000	323,260
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	705,508	497,383
Electric Total			2,223,461
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	225,000	238,753
Sempra Energy
	6.500% 06/01/16	230,000	249,437
Gas Total			488,190
UTILITIES TOTAL			2,711,651

	Total Corporate Fixed-Income Bonds & Notes (cost of $29,433,562)		31,355,915
Mortgage-Backed Securities — 9.4%
Federal Home Loan Mortgage Corp.
	4.500% 01/01/40	1,610,000	1,607,652
	5.000% 06/01/36	559,134	574,015
	5.000% 02/01/38	764,915	785,230
	5.500% 04/01/21	1,413,108	1,499,842
	5.500% 07/01/38	725,409	760,694
	6.000% 12/01/37	1,493,835	1,586,733
	6.500% 02/01/11	5,648	5,811
	6.500% 04/01/11	13,535	14,140
	6.500% 05/01/11	7,661	8,048
	6.500% 10/01/11	8,197	8,574
	6.500% 07/01/16	9,092	9,789
	6.500% 04/01/26	22,989	24,879
	6.500% 06/01/26	28,105	30,415
	6.500% 02/01/27	23,567	25,508
	6.500% 06/01/31	32,418	35,062
	6.500% 07/01/31	13,032	14,099
	6.500% 01/01/38	665,156	712,615
	7.000% 07/01/28	36,881	40,769
	7.000% 04/01/29	22,415	24,778
	7.000% 01/01/30	4,469	4,938
	7.000% 06/01/31	6,862	7,554
	7.000% 08/01/31	80,585	88,720

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.500% 08/01/15	355	387
	7.500% 01/01/30	43,831	49,258
	8.000% 09/01/15	19,721	21,518
Federal National Mortgage Association
	4.000% 01/01/25	1,600,000	1,611,674
	5.000% 01/01/38	877,323	901,358
	5.500% 11/01/21	231,281	245,403
	5.500% 11/01/36	1,472,242	1,543,937
	5.500% 02/01/37	675,155	707,506
	5.500% 02/01/38	1,502,008	1,573,979
	6.000% 09/01/36	560,843	595,721
	6.000% 06/01/38	1,438,692	1,525,239
	6.000% 03/01/39	498,748	529,063
	6.500% 03/01/11	2,179	2,290
	6.500% 03/01/38	860,820	922,826
	7.000% 03/01/15	35,324	37,976
	7.000% 07/01/16	7,686	8,365
	7.000% 02/01/31	17,930	19,843
	7.000% 07/01/31	65,537	73,007
	7.000% 07/01/32	5,275	5,822
	7.500% 06/01/15	10,666	11,670
	7.500% 08/01/15	30,759	33,656
	7.500% 09/01/15	11,434	12,510
	7.500% 02/01/31	19,960	22,524
	7.500% 08/01/31	18,678	21,078
	8.000% 12/01/29	21,036	24,150
	8.000% 04/01/30	28,342	32,494
	8.000% 05/01/30	2,686	3,079
	8.000% 07/01/31	28,643	32,841
Government National Mortgage Association
	5.000% 04/15/39	1,921,550	1,979,729
	5.500% 02/15/37	141,035	148,005
	6.000% 04/15/13	2,515	2,694
	6.500% 05/15/13	7,442	8,000
	6.500% 06/15/13	2,754	2,960
	6.500% 08/15/13	5,347	5,748
	6.500% 11/15/13	15,282	16,427
	6.500% 07/15/14	16,110	17,317
	6.500% 01/15/29	4,993	5,394
	6.500% 03/15/29	61,204	66,117
	6.500% 04/15/29	91,657	99,015
	6.500% 05/15/29	86,463	93,404

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 07/15/31	34,829	37,615
	7.000% 11/15/13	101,995	109,021
	7.000% 05/15/29	8,820	9,817
	7.000% 09/15/29	26,043	28,988
	7.000% 06/15/31	22,160	24,680
	7.500% 06/15/23	757	852
	7.500% 01/15/26	17,912	20,137
	7.500% 09/15/29	28,557	32,161
	8.000% 07/15/25	8,990	9,705
	8.500% 12/15/30	2,710	3,139
	9.000% 12/15/17	18,232	20,237

	Total Mortgage-Backed Securities (cost of $20,544,056)		21,180,201
Government & Agency Obligations — 9.3%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Province of Ontario
	5.450% 04/27/16	500,000	544,135
Province of Quebec
	4.625% 05/14/18	435,000	444,722
United Mexican States
	7.500% 04/08/33	250,000	286,875
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,275,732
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Bank
	5.500% 08/13/14	165,000	185,120
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (j)	85,000	86,762
	5.500% 08/23/17	1,125,000	1,255,615
U.S. GOVERNMENT AGENCIES TOTAL			1,527,497
U.S. GOVERNMENT OBLIGATIONS — 8.1%
U.S. Treasury Bonds
	5.375% 02/15/31	4,980,000	5,502,900
U.S. Treasury Inflation Indexed Bonds
	1.625% 01/15/15	650,963	677,002
	2.000% 01/15/14	608,358	643,339
	2.375% 01/15/25	774,097	816,793
	3.500% 01/15/11	1,366,244	1,417,159
	3.875% 04/15/29	802,126	1,032,173
U.S. Treasury Inflation Indexed Notes
	1.875% 07/15/13	429,598	452,454
	2.000% 01/15/16	446,547	471,561

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	2.125% 01/15/19	503,425	533,867
	2.375% 04/15/11	217,818	224,250
	2.625% 07/15/17	365,054	401,473
	3.000% 07/15/12	318,604	342,549
U.S. Treasury Notes
	0.875% 04/30/11	2,135,000	2,137,835
	2.375% 10/31/14	3,600,000	3,560,904
U.S. GOVERNMENT OBLIGATIONS TOTAL			18,214,259

	Total Government & Agency Obligations (cost of $20,781,913)		21,017,488
Commercial Mortgage-Backed Securities — 4.0%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42 (01/01/10) (d)(e)	1,000,000	963,096
	5.746% 09/11/42	707,000	707,310
Commercial Mortgage Pass Through Certificates
	5.234% 07/10/37 (01/01/10) (d)(e)	980,000	981,511
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	725,000	736,127
Greenwich Capital Commercial Funding Corp.
	5.190% 04/10/37 (01/01/10) (d)(e)	350,000	354,110
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	314,187	314,928
	4.824% 10/15/42 (01/01/10) (d)(e)	385,000	391,641
	5.201% 08/12/37 (01/01/10) (d)(e)	574,995	586,504
	5.440% 06/12/47	1,020,000	888,590
	5.447% 06/12/47	509,000	489,943
Morgan Stanley Capital I
	5.325% 12/15/43	800,000	797,212
	5.809% 12/12/49	1,500,000	1,278,072
Nationslink Funding Corp.
	7.104% 01/22/26	436,082	472,702

	Total Commercial Mortgage-Backed Securities (cost of $9,093,405)		8,961,746
Collateralized Mortgage Obligations — 2.4%
AGENCY — 1.6%
Federal Home Loan Mortgage Corp.
	4.500% 02/15/18	364,307	379,261

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 08/15/32	670,000	695,693
	5.000% 05/15/33	720,000	737,377
	6.000% 02/15/28	510,259	530,164
Federal National Mortgage Association
	4.000% 12/25/20	1,014,915	1,047,709
	5.000% 12/25/15	332,194	335,843
AGENCY TOTAL			3,726,047
NON - AGENCY — 0.7%
American Mortgage Trust
	8.445% 09/27/22 (e)	6,632	4,021
Countrywide Alternative Loan Trust
	5.250% 08/25/35	251,324	211,437
	5.500% 10/25/35	556,094	454,689
JPMorgan Mortgage Trust
	5.985% 10/25/36 (01/01/10) (d)(e)	516,429	429,674
Lehman Mortgage Trust
	6.500% 01/25/38	687,487	495,635
NON-AGENCY TOTAL			1,595,456

	Total Collateralized Mortgage Obligations (cost of $5,763,666)		5,321,503
Asset-Backed Securities — 1.0%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37 (01/01/10) (d)(e)	490,000	466,684
Franklin Auto Trust
	5.360% 05/20/16	989,000	1,023,942
Green Tree Financial Corp.
	6.870% 01/15/29	110,935	110,120
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	590,547	607,730

	Total Asset-Backed Securities (cost of $2,169,887)		2,208,476

		Shares	Value ($)
Convertible Preferred Stocks — 0.2%
MATERIALS — 0.2%
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	3,350	385,920
Metals & Mining Total			385,920
MATERIALS TOTAL			385,920

	Total Convertible Preferred Stocks (cost of $136,273)		385,920
Investment Companies — 0.1%
	iShares MSCI EAFE Index Fund	2,863	158,324
	iShares Russell 2000 Value Index Fund	400	23,216

	Total Investment Companies (cost of $180,570)		181,540
Preferred Stock — 0.1%
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
	Citigroup, Inc. 7.500%	1,798	187,603
Diversified Financial Services Total			187,603
FINANCIALS TOTAL			187,603
UTILITIES — 0.0%
Electric Utilities — 0.0%
	Cia Energetica de Minas Gerais 5.000%	6,525	118,186
Electric Utilities Total			118,186
UTILITIES TOTAL			118,186

	Total Preferred Stock (cost of $298,419)		305,789
Rights — 0.0%
FINANCIALS — 0.0%
Fortis
	Expires 07/04/14 (a)(h)	8,439	—
FINANCIALS TOTAL			—
INDUSTRIALS — 0.0%
Builders FirstSource, Inc.
	Expires 01/ 14 /10 (a)	1,462	358
INDUSTRIALS TOTAL			358

	Total Rights (cost of $—)		358

		Par ($)	Value ($)
Short-Term Obligation — 6.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due on 01/04/10, at 0.00%, collateralized by U.S. Government Agency obligations with various maturities to 05/12/14, market value $14,727,119 (repurchase proceeds $14,422,000)	14,422,000	14,422,000

	Total Short-Term Obligation (cost of $14,422,000)		14,422,000

	Total Investments — 99.6% (cost of $200,288,687)(k)(l)		223,794,743

	Other Assets & Liabilities, Net — 0.4%		880,666

	Net Assets — 100.0%		224,675,409

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued net asset value.

Written options are value at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$10,890,868	$2,041,905	$—	$12,932,773
Consumer Staples	8,798,802	1,655,160	—	10,453,962
Energy	10,069,240	1,248,033	—	11,317,273
Financials	15,087,368	5,255,307	—	20,342,675
Health Care	12,355,296	1,380,721	—	13,736,017
Industrials	10,133,590	2,268,123	—	12,401,713
Information Technology	20,075,224	1,051,935	—	21,127,159
Materials	5,511,488	2,096,532	—	7,608,020
Telecommunication Services	2,356,142	1,146,512	—	3,502,654
Utilities	3,849,491	1,182,070	—	5,031,561
Total Common Stocks	99,127,509	19,326,298	—	118,453,807
Total Corporate Fixed-Income Bonds & Notes	—	31,355,915	—	31,355,915
Total Mortgage-Backed Securities	—	21,180,201	—	21,180,201
Government & Agency Obligations
Foreign Government Obligations	—	1,275,732	—	1,275,732
U.S. Government Agencies	—	1,527,497	—	1,527,497
U.S. Government Obligations	18,214,259	—	—	18,214,259
Total Government & Agency Obligations	18,214,259	2,803,229	—	21,017,488
Total Commercial Mortgage-Backed Securities	—	8,961,746	—	8,961,746
Collateralized Mortgage Obligations
Agency	—	3,726,047	—	3,726,047
Non-Agency	—	1,591,435	4,021	1,595,456
Total Collateralized Mortgage Obligations	—	5,317,482	4,021	5,321,503
Total Asset-Backed Securities	—	2,208,476	—	2,208,476
Total Convertible Preferred Stocks	385,920	—	—	385,920
Total Investment Companies	181,540	—	—	181,540
Preferred Stock
Financials	187,603	—	—	187,603
Utilities	—	118,186	—	118,186
Total Preferred Stock	187,603	118,186	—	305,789
Total Rights	358	—	—	358
Total Short-Term Obligation	—	14,422,000	—	14,422,000
Total Investments	118,097,189	105,693,533	4,021	223,794,743
Unrealized Appreciation on Futures Contracts	79,390	—	—	79,390
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(47,866)	—	(47,866)
Value of Written Option Contracts	(2,462)	—	—	(2,462)
Total	$118,174,117	$105,645,667	$4,021	$223,823,805

The Fund’s assets assigned to Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into (out of) Level 3	Balance as of December 31, 2009
Collateralized Mortgage Obligations
Non-Agency	$—	$—	$9	$33	$(107)	$4,086	$4,021
	$—	$—	$9	$33	$(107)	$4,086	$4,021

The information in the above reconciliation represents fiscal year to date activity for any security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to this security owned at December 31, 2009 which are valued using significant unobservable inputs (Level 3) amounted to $33.

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for open written options contracts. At December 31, 2009, market value of these securities pledged amounted to $643,616.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $4,164,554, which represents 1.8% of net assets.

(d)	Parenthetical date represents the next reset date for the security.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(f)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(g)	Investments in affiliates during the three months ended December 31, 2009:

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

Par as of 09/30/09:	350,000
Par purchased:	—
Par sold:	—
Par as of 12/31/09:	350,000
Net realized gain/loss:	$—
Dividend income earned:	$5,294
Value at end of period:	$374,931

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $72,625, which represents less than 0.1% of net assets.
(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of this security amounted to $72,625, which represents less than 0.1% of net assets.

(j)	All or a portion of this security is held as collateral for open futures contracts. At December 31, 2009, market value of the security pledged amounted to $71,451.
(k)	Cost for federal income tax purposes is $200,288,687.
(l)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,079,306	$(4,573,250)	$23,506,056

At December 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Equity Risk	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	9	$2,499,075	$2,467,730	Mar-2010	$31,345

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Interest Risk	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	15	$1,731,797	$1,779,842	Mar-2010	$48,045

At December 31, 2009, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Amgen, Inc.	$60	22	01/16/10	$969	$(572)
BP PLC	60	70	01/16/10	2,730	(1,680)
Polo Ralph Lauren Corp.	90	14	01/16/10	406	(210)
Total written call options: (proceeds $ 4,105)					$(2,462)

For the three months ended December 31, 2009, transactions in written option contracts were as follows:

Equity Risk

	Number of contracts	Premium received
Options outstanding at September 30, 2009	—	$—
Options written	226	6,748
Options terminated in closing purchase transactions	(98)	(2,268)
Options exercised	(22)	(375)
Options expired	—	—
Options outstanding at December 31, 2009	106	$4,105

Forward foreign currency exchange contracts outstanding on December 31, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	$820,873	$820,171	03/11/10	$702
AUD	112,424	111,863	03/11/10	561
EUR	1,188,293	1,202,713	03/11/10	(14,420)
GBP	820,191	827,735	03/11/10	(7,544)
JPY	214,748	222,460	03/11/10	(7,712)
JPY	66,152	66,658	03/11/10	(506)
NOK	179,610	180,154	03/11/10	(544)
SEK	67,393	67,005	03/11/10	388
				$(29,075)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
CAD	$679,822	$669,195	03/11/10	$(10,627)
CZK	219,400	223,317	03/11/10	3,917
DKK	44,659	44,639	03/11/10	(20)
ILS	223,049	224,001	03/11/10	952
KRW	312,446	312,203	03/11/10	(243)
PLN	67,459	66,909	03/11/10	(550)
TWD	613,045	602,690	03/11/10	(10,355)
TWD	113,745	111,880	03/11/10	(1,865)
				$(18,791)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro

GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PIK	Payment-in-Kind
PLN	Polish Zloty
SEK	Swedish Krona
TWD	New Taiwan Dollar

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Contrarian Core Fund

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 10.5%
Auto Components — 0.5%
	Lear Corp. (a)	34,200	2,313,288
Auto Components Total			2,313,288
Hotels, Restaurants & Leisure — 1.9%
	Carnival Corp. (a)	153,700	4,870,753
	Hyatt Hotels Corp., Class A (a)	74,892	2,232,531
	Las Vegas Sands Corp. (a)	106,500	1,591,110
Hotels, Restaurants & Leisure Total			8,694,394
Household Durables — 1.3%
	Newell Rubbermaid, Inc.	396,200	5,946,962
Household Durables Total			5,946,962
Media — 0.8%
	News Corp., Class A	258,400	3,537,496
Media Total			3,537,496
Multiline Retail — 3.1%
	Dollar General Corp. (a)	202,700	4,546,561
	Target Corp.	204,100	9,872,317
Multiline Retail Total			14,418,878
Specialty Retail — 2.2%
	GameStop Corp., Class A (a)	189,400	4,155,436
	Lowe’s Companies, Inc.	258,400	6,043,976
Specialty Retail Total			10,199,412
Textiles, Apparel & Luxury Goods — 0.7%
	NIKE, Inc., Class B	51,400	3,395,998
Textiles, Apparel & Luxury Goods Total			3,395,998
CONSUMER DISCRETIONARY TOTAL			48,506,428
CONSUMER STAPLES — 7.2%
Beverages — 2.1%
	PepsiCo, Inc.	155,600	9,460,480
Beverages Total			9,460,480
Food & Staples Retailing — 0.9%
	CVS Caremark Corp.	130,500	4,203,405
Food & Staples Retailing Total			4,203,405
Personal Products — 1.6%
	Avon Products, Inc.	123,900	3,902,850
	Herbalife Ltd.	91,400	3,708,098
Personal Products Total			7,610,948

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 2.6%
	Philip Morris International, Inc.	244,300	11,772,817
Tobacco Total			11,772,817
CONSUMER STAPLES TOTAL			33,047,650
ENERGY — 12.9%
Energy Equipment & Services — 2.1%
	Transocean Ltd. (a)	59,100	4,893,480
	Weatherford International Ltd. (a)	263,100	4,712,121
Energy Equipment & Services Total			9,605,601
Oil, Gas & Consumable Fuels — 10.8%
	Alpha Natural Resources, Inc. (a)	73,500	3,188,430
	Apache Corp.	74,100	7,644,897
	Chevron Corp.	152,700	11,756,373
	ConocoPhillips	178,400	9,110,888
	Devon Energy Corp.	80,200	5,894,700
	Petroleo Brasileiro SA, ADR	182,600	7,740,414
	Suncor Energy, Inc.	130,600	4,611,486
Oil, Gas & Consumable Fuels Total			49,947,188
ENERGY TOTAL			59,552,789
FINANCIALS — 17.1%
Capital Markets — 5.5%
	Bank of New York Mellon Corp.	108,300	3,029,151
	Goldman Sachs Group, Inc.	57,100	9,640,764
	Morgan Stanley	199,900	5,917,040
	State Street Corp.	156,900	6,831,426
Capital Markets Total			25,418,381
Commercial Banks — 3.1%
	Banco Santander Brasil SA, ADR	241,600	3,367,904
	PNC Financial Services Group, Inc.	86,000	4,539,940
	Wells Fargo & Co.	231,922	6,259,575
Commercial Banks Total			14,167,419
Diversified Financial Services — 2.4%
	JPMorgan Chase & Co.	269,072	11,212,230
Diversified Financial Services Total			11,212,230
Insurance — 5.5%
	Berkshire Hathaway, Inc., Class B (a)	3,989	13,107,854
	MetLife, Inc.	193,600	6,843,760
	Prudential Financial, Inc.	108,736	5,410,703
Insurance Total			25,362,317

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.6%
	CB Richard Ellis Group, Inc., Class A (a)	209,900	2,848,343
Real Estate Management & Development Total			2,848,343
FINANCIALS TOTAL			79,008,690
HEALTH CARE — 12.7%
Biotechnology — 0.9%
	Cephalon, Inc. (a)	65,400	4,081,614
Biotechnology Total			4,081,614
Health Care Equipment & Supplies — 2.4%
	Baxter International, Inc.	147,200	8,637,696
	St. Jude Medical, Inc. (a)	62,700	2,306,106
Health Care Equipment & Supplies Total			10,943,802
Health Care Providers & Services — 3.0%
	Cardinal Health, Inc.	245,300	7,908,472
	Medco Health Solutions, Inc. (a)	54,300	3,470,313
	VCA Antech, Inc. (a)	92,500	2,305,100
Health Care Providers & Services Total			13,683,885
Life Sciences Tools & Services — 1.4%
	Thermo Fisher Scientific, Inc. (a)	134,050	6,392,845
Life Sciences Tools & Services Total			6,392,845
Pharmaceuticals — 5.0%
	Abbott Laboratories	222,987	12,039,068
	Pfizer, Inc.	620,900	11,294,171
Pharmaceuticals Total			23,333,239
HEALTH CARE TOTAL			58,435,385
INDUSTRIALS — 9.5%
Aerospace & Defense — 2.9%
	Honeywell International, Inc.	138,750	5,439,000
	United Technologies Corp.	113,400	7,871,094
Aerospace & Defense Total			13,310,094
Construction & Engineering — 1.2%
	Jacobs Engineering Group, Inc. (a)	145,200	5,460,972
Construction & Engineering Total			5,460,972
Industrial Conglomerates — 2.4%
	General Electric Co.	153,240	2,318,521
	Tyco International Ltd. (a)	248,500	8,866,480
Industrial Conglomerates Total			11,185,001

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.8%
	Illinois Tool Works, Inc.	126,500	6,070,735
	Navistar International Corp. (a)	58,900	2,276,485
Machinery Total			8,347,220
Road & Rail — 1.2%
	Union Pacific Corp.	88,920	5,681,988
Road & Rail Total			5,681,988
INDUSTRIALS TOTAL			43,985,275
INFORMATION TECHNOLOGY — 22.6%
Communications Equipment — 0.9%
	QUALCOMM, Inc.	93,900	4,343,814
Communications Equipment Total			4,343,814
Computers & Peripherals — 6.0%
	Apple, Inc. (a)	50,100	10,564,086
	EMC Corp. (a)	260,700	4,554,429
	Hewlett-Packard Co.	244,100	12,573,591
Computers & Peripherals Total			27,692,106
Electronic Equipment, Instruments & Components — 1.5%
	Corning, Inc.	355,600	6,866,636
Electronic Equipment, Instruments & Components Total			6,866,636
Internet Software & Services — 4.4%
	eBay, Inc. (a)	146,800	3,455,672
	Google, Inc., Class A (a)	17,600	10,911,648
	IAC/InterActiveCorp (a)	284,600	5,828,608
Internet Software & Services Total			20,195,928
IT Services — 4.2%
	MasterCard, Inc., Class A	47,700	12,210,246
	Western Union Co.	391,885	7,387,032
IT Services Total			19,597,278
Semiconductors & Semiconductor Equipment — 1.7%
	Atmel Corp. (a)	849,800	3,917,578
	Marvell Technology Group Ltd. (a)	198,700	4,123,025
Semiconductors & Semiconductor Equipment Total			8,040,603

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 3.9%
	Autodesk, Inc. (a)	102,500	2,604,525
	Microsoft Corp.	497,220	15,160,238
Software Total			17,764,763
INFORMATION TECHNOLOGY TOTAL			104,501,128
MATERIALS — 3.1%
Metals & Mining — 3.1%
	ArcelorMittal, NY Registered Shares	102,687	4,697,930
	Vale SA, ADR	124,700	3,620,041
	Walter Energy, Inc.	79,200	5,964,552
Metals & Mining Total			14,282,523
MATERIALS TOTAL			14,282,523
TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 1.1%
	Verizon Communications, Inc.	160,700	5,323,991
Diversified Telecommunication Services Total			5,323,991
Wireless Telecommunication Services — 2.0%
	Millicom International Cellular SA	72,000	5,311,440
	Vodafone Group PLC, ADR	166,400	3,842,176
Wireless Telecommunication Services Total			9,153,616
TELECOMMUNICATION SERVICES TOTAL			14,477,607
UTILITIES — 1.0%
Independent Power Producers & Energy Traders — 1.0%
	AES Corp. (a)	358,400	4,770,304
Independent Power Producers & Energy Traders Total			4,770,304
UTILITIES TOTAL			4,770,304

	Total Common Stocks (cost of $368,264,622)		460,567,779

		Par ($)
Short-Term Obligation — 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by U.S. Treasury obligation maturing 12/31/11, market value $1,160,631 (repurchase proceeds $1,134,000)	1,134,000	1,134,000

	Total Short-Term Obligation (cost of $1,134,000)		1,134,000

5

Value ($)
Total Investments — 99.9% (cost of $369,398,622)(b)(c)	461,701,779

Other Assets & Liabilities, Net — 0.1%	298,232

Net Assets — 100.0%	462,000,011

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$460,567,779	$—	$—	$460,567,779
Total Short-Term Obligation	—	1,134,000	—	1,134,000
Total Investments	$460,567,779	$1,134,000	$—	$461,701,779

6

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $369,398,622.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$99,190,577	$(6,887,420)	$92,303,157

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Disciplined Value Fund

		Shares	Value ($)*
Common Stocks — 98.8%
CONSUMER DISCRETIONARY — 9.7%
Automobiles — 0.5%
	Ford Motor Co. (a)	140,200	1,402,000
Automobiles Total			1,402,000
Hotels, Restaurants & Leisure — 0.2%
	Carnival Corp. (a)	18,400	583,096
Hotels, Restaurants & Leisure Total			583,096
Household Durables — 1.6%
	Garmin Ltd.	92,000	2,824,400
	Leggett & Platt, Inc.	76,000	1,550,400
	Whirlpool Corp.	3,800	306,508
Household Durables Total			4,681,308
Media — 3.1%
	CBS Corp., Class B	19,300	271,165
	Comcast Corp., Class A	185,300	3,124,158
	DIRECTV, Class A (a)	59,100	1,970,985
	DISH Network Corp., Class A	25,800	535,866
	Viacom, Inc., Class B (a)	18,100	538,113
	Walt Disney Co.	74,400	2,399,400
Media Total			8,839,687
Multiline Retail — 0.6%
	Dollar General Corp. (a)	64,100	1,437,763
	Kohl’s Corp. (a)	1,000	53,930
	Sears Holdings Corp. (a)	2,600	216,970
Multiline Retail Total			1,708,663
Specialty Retail — 3.7%
	Chico’s FAS, Inc. (a)	86,400	1,213,920
	Gap, Inc.	189,000	3,959,550
	Home Depot, Inc.	165,900	4,799,487
	Limited Brands, Inc.	4,500	86,580
	RadioShack Corp.	23,700	462,150
Specialty Retail Total			10,521,687
Textiles, Apparel & Luxury Goods — 0.0%
	Polo Ralph Lauren Corp.	200	16,196
Textiles, Apparel & Luxury Goods Total			16,196
CONSUMER DISCRETIONARY TOTAL			27,752,637
CONSUMER STAPLES — 5.4%
Beverages — 0.0%
	Coca-Cola Co.	300	17,100
Beverages Total			17,100

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.3%
	Campbell Soup Co.	20,800	703,040
	Del Monte Foods Co.	173,700	1,969,758
	General Mills, Inc.	1,100	77,891
	Kraft Foods, Inc., Class A	36,300	986,634
	Sara Lee Corp.	1,600	19,488
Food Products Total			3,756,811
Household Products — 2.9%
	Kimberly-Clark Corp.	39,400	2,510,174
	Procter & Gamble Co.	93,600	5,674,968
Household Products Total			8,185,142
Personal Products — 0.1%
	Mead Johnson Nutrition Co., Class A	8,600	375,820
Personal Products Total			375,820
Tobacco — 1.1%
	Lorillard, Inc.	32,300	2,591,429
	Reynolds American, Inc.	8,400	444,948
Tobacco Total			3,036,377
CONSUMER STAPLES TOTAL			15,371,250
ENERGY — 18.4%
Energy Equipment & Services — 1.5%
	Exterran Holdings, Inc. (a)	1,700	36,465
	National-Oilwell Varco, Inc.	7,100	313,039
	Oil States International, Inc. (a)	55,000	2,160,950
	Patterson-UTI Energy, Inc.	6,900	105,915
	SEACOR Holdings, Inc. (a)	8,800	671,000
	Superior Energy Services, Inc. (a)	38,200	927,878
Energy Equipment & Services Total			4,215,247
Oil, Gas & Consumable Fuels — 16.9%
	Anadarko Petroleum Corp.	17,800	1,111,076
	Apache Corp.	70,300	7,252,851
	Arch Coal, Inc.	4,000	89,000
	Chevron Corp.	165,200	12,718,748
	ConocoPhillips	86,300	4,407,341
	Devon Energy Corp.	1,700	124,950
	EOG Resources, Inc.	13,000	1,264,900
	Exxon Mobil Corp. (b)	180,200	12,287,838
	Marathon Oil Corp.	36,900	1,152,018
	Massey Energy Co.	12,400	520,924
	Sunoco, Inc.	35,500	926,550

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Tesoro Corp.	161,700	2,191,035
	Valero Energy Corp.	27,200	455,600
	Whiting Petroleum Corp. (a)	2,100	150,045
	XTO Energy, Inc.	85,000	3,955,050
Oil, Gas & Consumable Fuels Total			48,607,926
ENERGY TOTAL			52,823,173
FINANCIALS — 23.9%
Capital Markets — 3.4%
	Ameriprise Financial, Inc.	17,000	659,940
	Franklin Resources, Inc.	1,300	136,955
	Goldman Sachs Group, Inc.	40,200	6,787,368
	Morgan Stanley	79,900	2,365,040
Capital Markets Total			9,949,303
Commercial Banks — 3.3%
	Comerica, Inc.	7,900	233,603
	Fifth Third Bancorp.	20,600	200,850
	U.S. Bancorp	31,200	702,312
	Wells Fargo & Co.	306,400	8,269,736
Commercial Banks Total			9,406,501
Consumer Finance — 2.5%
	American Express Co.	26,600	1,077,832
	AmeriCredit Corp. (a)	13,800	262,752
	Capital One Financial Corp.	16,900	647,946
	Discover Financial Services	224,600	3,303,866
	SLM Corp. (a)	169,800	1,913,646
Consumer Finance Total			7,206,042
Diversified Financial Services — 5.2%
	Citigroup, Inc.	989,800	3,276,238
	CME Group, Inc.	500	167,975
	JPMorgan Chase & Co.	274,800	11,450,916
Diversified Financial Services Total			14,895,129
Insurance — 6.1%
	Allied World Assurance Holdings Ltd.	61,500	2,833,305
	American Financial Group, Inc.	45,600	1,137,720
	Axis Capital Holdings Ltd.	28,400	806,844
	Genworth Financial, Inc., Class A (a)	146,200	1,659,370
	Hartford Financial Services Group, Inc.	20,000	465,200
	MetLife, Inc.	29,900	1,056,965
	PartnerRe Ltd.	100	7,466
	Protective Life Corp.	58,400	966,520
	Prudential Financial, Inc.	49,800	2,478,048

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Reinsurance Group of America, Inc.	85,400	4,069,310
Transatlantic Holdings, Inc.	10,100	526,311
Travelers Companies, Inc.	28,500	1,421,010
Unum Group	700	13,664
Insurance Total		17,441,733
Real Estate Investment Trusts (REITs) — 3.2%
Annaly Capital Management, Inc.	85,100	1,476,485
Brandywine Realty Trust	37,600	428,640
Chimera Investment Corp.	112,200	435,336
Hospitality Properties Trust	6,400	151,744
Host Hotels & Resorts, Inc. (a)	15,400	179,718
HRPT Properties Trust	702,100	4,542,587
Macerich Co.	5,000	179,750
Nationwide Health Properties, Inc.	400	14,072
Simon Property Group, Inc.	20,300	1,619,940
SL Green Realty Corp.	2,400	120,576
Real Estate Investment Trusts (REITs) Total		9,148,848
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A (a)	6,900	81,282
Real Estate Management & Development Total		81,282
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	37,500	514,875
Thrifts & Mortgage Finance Total		514,875
FINANCIALS TOTAL		68,643,713
HEALTH CARE — 9.0%
Health Care Equipment & Supplies — 0.0%
Kinetic Concepts, Inc. (a)	1,500	56,475
Health Care Equipment & Supplies Total		56,475
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	18,200	586,768
Community Health Systems, Inc. (a)	1,200	42,720
Coventry Health Care, Inc. (a)	5,100	123,879
Humana, Inc. (a)	13,700	601,293
Lincare Holdings, Inc. (a)	63,300	2,349,696
McKesson Corp.	35,800	2,237,500
Tenet Healthcare Corp. (a)	2,400	12,936
UnitedHealth Group, Inc.	61,600	1,877,568
Universal Health Services, Inc., Class B	9,400	286,700

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	WellPoint, Inc. (a)	17,600	1,025,904
Health Care Providers & Services Total			9,144,964
Pharmaceuticals — 5.8%
	Bristol-Myers Squibb Co.	17,600	444,400
	Eli Lilly & Co.	21,100	753,481
	Endo Pharmaceuticals Holdings, Inc. (a)	34,400	705,544
	Johnson & Johnson	50,300	3,239,823
	Merck & Co., Inc.	50,300	1,837,962
	Pfizer, Inc.	524,900	9,547,931
Pharmaceuticals Total			16,529,141
HEALTH CARE TOTAL			25,730,580
INDUSTRIALS — 10.5%
Aerospace & Defense — 2.5%
	General Dynamics Corp.	2,100	143,157
	Raytheon Co.	87,800	4,523,456
	United Technologies Corp.	36,500	2,533,465
Aerospace & Defense Total			7,200,078
Commercial Services & Supplies — 1.1%
	R.R. Donnelley & Sons Co.	146,100	3,253,647
Commercial Services & Supplies Total			3,253,647
Electrical Equipment — 1.5%
	Rockwell Automation, Inc.	5,700	267,786
	Thomas & Betts Corp. (a)	109,700	3,926,163
Electrical Equipment Total			4,193,949
Industrial Conglomerates — 3.7%
	General Electric Co.	711,100	10,758,943
Industrial Conglomerates Total			10,758,943
Machinery — 1.3%
	Eaton Corp.	8,600	547,132
	Harsco Corp.	18,400	593,032
	Illinois Tool Works, Inc.	14,300	686,257
	Joy Global, Inc.	29,500	1,521,905
	Parker Hannifin Corp.	3,200	172,416
	Stanley Works	4,200	216,342
Machinery Total			3,737,084
Professional Services — 0.1%
	Equifax, Inc.	1,500	46,335
	Manpower, Inc.	2,400	130,992
Professional Services Total			177,327
Road & Rail — 0.3%
	CSX Corp.	3,500	169,715

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Ryder System, Inc.	19,700	811,049
Road & Rail Total			980,764
INDUSTRIALS TOTAL			30,301,792
INFORMATION TECHNOLOGY — 5.2%
Computers & Peripherals — 2.4%
	EMC Corp. (a)	50,500	882,235
	Hewlett-Packard Co.	92,800	4,780,128
	Teradata Corp. (a)	37,600	1,181,768
	Western Digital Corp. (a)	1,100	48,565
Computers & Peripherals Total			6,892,696
Electronic Equipment, Instruments & Components — 0.0%
	Tech Data Corp. (a)	2,600	121,316
Electronic Equipment, Instruments & Components Total			121,316
Internet Software & Services — 0.0%
	eBay, Inc. (a)	2,000	47,080
Internet Software & Services Total			47,080
IT Services — 1.6%
	Computer Sciences Corp. (a)	79,600	4,579,388
IT Services Total			4,579,388
Semiconductors & Semiconductor Equipment — 1.2%
	Intel Corp.	168,500	3,437,400
Semiconductors & Semiconductor Equipment Total			3,437,400
INFORMATION TECHNOLOGY TOTAL			15,077,880
MATERIALS — 4.1%
Chemicals — 2.8%
	Ashland, Inc.	61,900	2,452,478
	Cabot Corp.	58,100	1,523,963
	Dow Chemical Co.	3,100	85,653
	Eastman Chemical Co.	65,900	3,969,816
Chemicals Total			8,031,910
Metals & Mining — 0.2%
	Cliffs Natural Resources, Inc.	11,000	506,990
Metals & Mining Total			506,990

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 1.1%
	International Paper Co.	122,600	3,283,228
Paper & Forest Products Total			3,283,228
MATERIALS TOTAL			11,822,128
TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 4.7%
	AT&T, Inc.	283,800	7,954,914
	Qwest Communications International, Inc.	190,100	800,321
	Verizon Communications, Inc.	142,000	4,704,460
Diversified Telecommunication Services Total			13,459,695
Wireless Telecommunication Services — 1.0%
	Sprint Nextel Corp. (a)	788,100	2,884,446
Wireless Telecommunication Services Total			2,884,446
TELECOMMUNICATION SERVICES TOTAL			16,344,141
UTILITIES — 6.9%
Electric Utilities — 2.5%
	DPL, Inc.	10,100	278,760
	Edison International	16,900	587,782
	Entergy Corp.	15,700	1,284,888
	Exelon Corp.	101,200	4,945,644
	Pinnacle West Capital Corp.	3,300	120,714
Electric Utilities Total			7,217,788
Gas Utilities — 1.3%
	Energen Corp.	3,700	173,160
	Questar Corp.	79,400	3,300,658
	UGI Corp.	5,600	135,464
Gas Utilities Total			3,609,282
Independent Power Producers & Energy Traders — 1.4%
	AES Corp. (a)	298,600	3,974,366
	Mirant Corp. (a)	7,500	114,525
	NRG Energy, Inc. (a)	300	7,083
Independent Power Producers & Energy Traders Total			4,095,974
Multi-Utilities — 1.7%
	MDU Resources Group, Inc.	22,200	523,920
	NiSource, Inc.	49,800	765,924
	NSTAR	14,300	526,240

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Public Service Enterprise Group, Inc.	95,000	3,158,750
Multi-Utilities Total			4,974,834
UTILITIES TOTAL			19,897,878

	Total Common Stocks (cost of $237,693,576)		283,765,172

		Par ($)
Short-Term Obligation — 1.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Treasury obligation maturing 12/31/11, market value $3,795,713 (repurchase proceeds $3,719,000)	3,719,000	3,719,000

	Total Short-Term Obligation (cost of $3,719,000)		3,719,000

	Total Investments — 100.1% (cost of $241,412,576)(c)(d)		287,484,172

	Other Assets & Liabilities, Net — (0.1)%		(324,357)

	Net Assets — 100.0%		287,159,815

8

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$283,765,172	$—	$—	$283,765,172
Total Short-Term Obligation	—	3,719,000	—	3,719,000
Total Investments	283,765,172	3,719,000	—	287,484,172
Unrealized Appreciation on Futures Contracts	39,046	—	—	39,046
Total	$283,804,218	$3,719,000	$—	$287,523,218

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $1,721,798 is pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $241,412,576.

9

(d)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$57,086,450	$(11,014,854)	$46,071,596

At December 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type

Equity Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index Futures	14	$3,887,450	$3,848,404	Mar-2010	$39,046

10

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Dividend Income Fund

		Shares	Value ($)*
Common Stocks — 93.9%
CONSUMER DISCRETIONARY — 9.8%
Hotels, Restaurants & Leisure — 1.8%
	McDonald’s Corp.	585,000	36,527,400
Hotels, Restaurants & Leisure Total			36,527,400
Media — 2.5%
	McGraw-Hill Companies, Inc.	345,000	11,560,950
	Meredith Corp.	505,000	15,579,250
	Time Warner, Inc.	825,000	24,040,500
Media Total			51,180,700
Multiline Retail — 0.6%
	Nordstrom, Inc.	305,000	11,461,900
Multiline Retail Total			11,461,900
Specialty Retail — 4.9%
	Foot Locker, Inc.	865,000	9,636,100
	Gap, Inc.	550,000	11,522,500
	Home Depot, Inc.	920,000	26,615,600
	Sherwin-Williams Co.	485,000	29,900,250
	Staples, Inc.	415,000	10,204,850
	TJX Companies, Inc.	260,000	9,503,000
Specialty Retail Total			97,382,300
CONSUMER DISCRETIONARY TOTAL			196,552,300
CONSUMER STAPLES — 12.0%
Beverages — 1.8%
	Coca-Cola Co.	157,000	8,949,000
	Diageo PLC, ADR	290,000	20,128,900
	PepsiCo, Inc.	125,000	7,600,000
Beverages Total			36,677,900
Food & Staples Retailing — 1.3%
	Wal-Mart Stores, Inc.	485,000	25,923,250
Food & Staples Retailing Total			25,923,250
Food Products — 2.8%
	General Mills, Inc.	185,000	13,099,850
	H.J. Heinz Co.	540,000	23,090,400
	J.M. Smucker Co.	146,000	9,015,500
	Kraft Foods, Inc., Class A	360,000	9,784,800
Food Products Total			54,990,550
Household Products — 2.4%
	Kimberly-Clark Corp.	360,000	22,935,600
	Procter & Gamble Co.	425,000	25,767,750
Household Products Total			48,703,350

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.5%
	Avon Products, Inc.	325,000	10,237,500
Personal Products Total			10,237,500
Tobacco — 3.2%
	Altria Group, Inc.	1,000,000	19,630,000
	Philip Morris International, Inc.	925,000	44,575,750
Tobacco Total			64,205,750
CONSUMER STAPLES TOTAL			240,738,300
ENERGY — 10.9%
Energy Equipment & Services — 0.5%
	Smith International, Inc.	365,000	9,917,050
Energy Equipment & Services Total			9,917,050
Oil, Gas & Consumable Fuels — 10.4%
	Cenovus Energy, Inc.	305,000	7,686,000
	Chevron Corp.	485,000	37,340,150
	ConocoPhillips	285,000	14,554,950
	EnCana Corp.	665,000	21,539,350
	Exxon Mobil Corp.	786,000	53,597,340
	Murphy Oil Corp.	165,000	8,943,000
	Occidental Petroleum Corp.	240,000	19,524,000
	Royal Dutch Shell PLC, ADR	730,000	43,880,300
Oil, Gas & Consumable Fuels Total			207,065,090
ENERGY TOTAL			216,982,140
FINANCIALS — 14.1%
Capital Markets — 3.9%
	Eaton Vance Corp.	465,000	14,140,650
	Federated Investors, Inc., Class B	380,000	10,450,000
	Morgan Stanley	600,000	17,760,000
	Northern Trust Corp.	430,000	22,532,000
	T. Rowe Price Group, Inc.	250,000	13,312,500
Capital Markets Total			78,195,150
Commercial Banks — 2.7%
	PNC Financial Services Group, Inc.	300,000	15,837,000
	U.S. Bancorp	725,000	16,319,750
	Wells Fargo & Co.	820,000	22,131,800
Commercial Banks Total			54,288,550
Consumer Finance — 1.4%
	American Express Co.	685,000	27,756,200
Consumer Finance Total			27,756,200

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 2.4%
	JPMorgan Chase & Co.	1,140,000	47,503,800
Diversified Financial Services Total			47,503,800
Insurance — 3.1%
	Arthur J. Gallagher & Co.	622,500	14,012,475
	Chubb Corp.	246,000	12,098,280
	MetLife, Inc.	475,000	16,791,250
	RenaissanceRe Holdings Ltd.	100,000	5,315,000
	Unum Group	725,000	14,152,000
Insurance Total			62,369,005
Real Estate Investment Trusts (REITs) — 0.1%
	Rayonier, Inc.	60,000	2,529,600
Real Estate Investment Trusts (REITs) Total			2,529,600
Thrifts & Mortgage Finance — 0.5%
	People’s United Financial, Inc.	580,000	9,686,000
Thrifts & Mortgage Finance Total			9,686,000
FINANCIALS TOTAL			282,328,305
HEALTH CARE — 10.4%
Pharmaceuticals — 10.4%
	Abbott Laboratories	565,000	30,504,350
	Bristol-Myers Squibb Co.	1,675,000	42,293,750
	Johnson & Johnson	550,000	35,425,500
	Merck & Co., Inc.	1,660,000	60,656,400
	Pfizer, Inc.	2,100,000	38,199,000
Pharmaceuticals Total			207,079,000
HEALTH CARE TOTAL			207,079,000
INDUSTRIALS — 9.8%
Aerospace & Defense — 3.6%
	Honeywell International, Inc.	560,000	21,952,000
	Raytheon Co.	480,000	24,729,600
	United Technologies Corp.	365,000	25,334,650
Aerospace & Defense Total			72,016,250
Commercial Services & Supplies — 1.0%
	Waste Management, Inc.	580,000	19,609,800
Commercial Services & Supplies Total			19,609,800
Electrical Equipment — 0.7%
	Emerson Electric Co.	345,000	14,697,000
Electrical Equipment Total			14,697,000
Industrial Conglomerates — 1.3%
	General Electric Co.	1,670,000	25,267,100
Industrial Conglomerates Total			25,267,100

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 2.4%
	Deere & Co.	322,500	17,444,025
	Dover Corp.	390,000	16,227,900
	Parker Hannifin Corp.	275,000	14,817,000
Machinery Total			48,488,925
Road & Rail — 0.8%
	Norfolk Southern Corp.	292,500	15,332,850
Road & Rail Total			15,332,850
INDUSTRIALS TOTAL			195,411,925
INFORMATION TECHNOLOGY — 10.9%
Computers & Peripherals — 4.0%
	Hewlett-Packard Co.	480,000	24,724,800
	International Business Machines Corp.	430,000	56,287,000
Computers & Peripherals Total			81,011,800
IT Services — 1.0%
	Automatic Data Processing, Inc.	462,500	19,804,250
IT Services Total			19,804,250
Office Electronics — 0.6%
	Canon, Inc., ADR	290,000	12,272,800
Office Electronics Total			12,272,800
Semiconductors & Semiconductor Equipment — 2.7%
	Intel Corp.	1,755,000	35,802,000
	Linear Technology Corp.	190,000	5,802,600
	Texas Instruments, Inc.	440,000	11,466,400
Semiconductors & Semiconductor Equipment Total			53,071,000
Software — 2.6%
	Microsoft Corp.	1,675,000	51,070,750
Software Total			51,070,750
INFORMATION TECHNOLOGY TOTAL			217,230,600
MATERIALS — 4.6%
Chemicals — 1.5%
	E.I. Du Pont de Nemours & Co.	325,000	10,942,750
	International Flavors & Fragrances, Inc.	280,000	11,519,200
	RPM International, Inc.	405,000	8,233,650
Chemicals Total			30,695,600
Containers & Packaging — 0.6%
	Sonoco Products Co.	390,000	11,407,500
Containers & Packaging Total			11,407,500

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 2.5%
	Allegheny Technologies, Inc.	307,500	13,766,775
	BHP Billiton Ltd., ADR	187,500	14,358,750
	Nucor Corp.	465,000	21,692,250
Metals & Mining Total			49,817,775
MATERIALS TOTAL			91,920,875
TELECOMMUNICATION SERVICES — 6.6%
Diversified Telecommunication Services — 6.6%
	AT&T, Inc.	2,425,000	67,972,750
	Verizon Communications, Inc.	1,760,000	58,308,800
	Windstream Corp.	540,000	5,934,600
Diversified Telecommunication Services Total			132,216,150
TELECOMMUNICATION SERVICES TOTAL			132,216,150
UTILITIES — 4.8%
Electric Utilities — 2.4%
	American Electric Power Co., Inc.	220,000	7,653,800
	Entergy Corp.	80,000	6,547,200
	Exelon Corp.	165,000	8,063,550
	FirstEnergy Corp.	90,000	4,180,500
	FPL Group, Inc.	170,000	8,979,400
	PPL Corp.	405,000	13,085,550
Electric Utilities Total			48,510,000
Gas Utilities — 0.8%
	National Fuel Gas Co.	307,500	15,375,000
Gas Utilities Total			15,375,000
Multi-Utilities — 1.6%
	Dominion Resources, Inc.	140,000	5,448,800
	PG&E Corp.	327,500	14,622,875
	Public Service Enterprise Group, Inc.	360,000	11,970,000
Multi-Utilities Total			32,041,675
UTILITIES TOTAL			95,926,675

	Total Common Stocks (cost of $1,666,879,531)		1,876,386,270
Convertible Preferred Stock — 0.6%
CONSUMER STAPLES — 0.6%
Food Products — 0.6%
	Archer-Daniels-Midland Co., 6.250%	265,000	11,556,650
Food Products Total			11,556,650
CONSUMER STAPLES TOTAL			11,556,650

	Total Convertible Preferred Stock (cost of $9,835,632)		11,556,650

5

		Shares	Value ($)
Investment Company — 1.8%
	SPDR Trust Series 1	330,000	36,775,200

	Total Investment Company (cost of $36,363,043)		36,775,200

		Par ($)
Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due on 01/04/10 at 0.00%, collateralized by U.S. Treasury obligation maturing 12/31/11, market value $69,010,238 (repurchase proceeds $67,653,000)	67,653,000	67,653,000

	Total Short-Term Obligation (cost of $67,653,000)		67,653,000

	Total Investments — 99.7% (cost of $1,780,731,206)(a)(b)		1,992,371,120

	Other Assets & Liabilities, Net — 0.3%		5,527,937

	Net Assets — 100.0%		1,997,899,057

6

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,876,386,270	$—	$—	$1,876,386,270
Total Convertible Preferred Stock	11,556,650	—	—	11,556,650
Total Investment Company	36,775,200	—	—	36,775,200
Total Short-Term Obligation	—	67,653,000	—	67,653,000
Total Investments	$1,924,718,120	$67,653,000	$—	$1,992,371,120

(a)	Cost for federal income tax purposes is $1,780,731,206.
(b)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$291,756,453	$(80,116,539)	$211,639,914

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 11.2%
Hotels, Restaurants & Leisure — 2.5%
	International Game Technology	336,414	6,314,491
	Las Vegas Sands Corp. (a)	300,700	4,492,458
	Starbucks Corp. (a)	585,900	13,510,854
	Starwood Hotels & Resorts Worldwide, Inc.	246,100	8,999,877
Hotels, Restaurants & Leisure Total			33,317,680
Internet & Catalog Retail — 1.7%
	Amazon.com, Inc. (a)	168,500	22,666,620
Internet & Catalog Retail Total			22,666,620
Media — 1.7%
	DIRECTV, Class A (a)	315,000	10,505,250
	Viacom, Inc., Class B (a)	387,500	11,520,375
Media Total			22,025,625
Multiline Retail — 2.7%
	J.C. Penney Co., Inc.	237,400	6,317,214
	Nordstrom, Inc.	225,800	8,485,564
	Target Corp.	443,900	21,471,443
Multiline Retail Total			36,274,221
Specialty Retail — 2.6%
	Best Buy Co., Inc.	187,000	7,379,020
	GameStop Corp., Class A (a)	237,300	5,206,362
	Lowe’s Companies, Inc.	427,400	9,996,886
	Staples, Inc.	502,600	12,358,934
Specialty Retail Total			34,941,202
CONSUMER DISCRETIONARY TOTAL			149,225,348
CONSUMER STAPLES — 12.5%
Beverages — 1.9%
	PepsiCo, Inc.	426,400	25,925,120
Beverages Total			25,925,120
Food & Staples Retailing — 3.3%
	Costco Wholesale Corp.	193,500	11,449,395
	Wal-Mart Stores, Inc.	336,600	17,991,270
	Walgreen Co.	394,100	14,471,352
Food & Staples Retailing Total			43,912,017
Food Products — 0.8%
	General Mills, Inc.	144,300	10,217,883
Food Products Total			10,217,883

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 2.9%
	Procter & Gamble Co.	634,600	38,475,798
Household Products Total			38,475,798
Personal Products — 1.5%
	Avon Products, Inc.	307,800	9,695,700
	Estee Lauder Companies, Inc., Class A	110,400	5,338,944
	Mead Johnson Nutrition Co., Class A	118,800	5,191,560
Personal Products Total			20,226,204
Tobacco — 2.1%
	Philip Morris International, Inc.	572,400	27,583,956
Tobacco Total			27,583,956
CONSUMER STAPLES TOTAL			166,340,978
ENERGY — 4.5%
Energy Equipment & Services — 2.1%
	Nabors Industries Ltd. (a)	442,500	9,686,325
	Schlumberger Ltd.	133,400	8,683,006
	Transocean Ltd. (a)	110,462	9,146,253
Energy Equipment & Services Total			27,515,584
Oil, Gas & Consumable Fuels — 2.4%
	Alpha Natural Resources, Inc. (a)	333,300	14,458,554
	Apache Corp.	178,200	18,384,894
Oil, Gas & Consumable Fuels Total			32,843,448
ENERGY TOTAL			60,359,032
FINANCIALS — 4.9%
Capital Markets — 3.4%
	Goldman Sachs Group, Inc.	76,900	12,983,796
	Morgan Stanley	457,900	13,553,840
	State Street Corp.	180,500	7,858,970
	T. Rowe Price Group, Inc.	208,400	11,097,300
Capital Markets Total			45,493,906
Insurance — 1.5%
	Prudential Financial, Inc.	229,100	11,400,016
	XL Capital Ltd., Class A	453,500	8,312,655
Insurance Total			19,712,671
FINANCIALS TOTAL			65,206,577
HEALTH CARE — 15.8%
Biotechnology — 2.3%
	Celgene Corp. (a)	277,800	15,467,904
	Gilead Sciences, Inc. (a)	168,700	7,301,336

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Vertex Pharmaceuticals, Inc. (a)	199,000	8,527,150
Biotechnology Total			31,296,390
Health Care Equipment & Supplies — 2.1%
	C.R. Bard, Inc.	118,900	9,262,310
	CareFusion Corp. (a)	191,600	4,791,916
	Hospira, Inc. (a)	282,200	14,392,200
Health Care Equipment & Supplies Total			28,446,426
Health Care Providers & Services — 2.9%
	AmerisourceBergen Corp.	329,700	8,595,279
	CIGNA Corp.	226,100	7,974,547
	Medco Health Solutions, Inc. (a)	230,100	14,705,691
	Quest Diagnostics, Inc.	113,200	6,835,016
Health Care Providers & Services Total			38,110,533
Life Sciences Tools & Services — 1.8%
	Life Technologies Corp. (a)	134,900	7,045,827
	Thermo Fisher Scientific, Inc. (a)	370,169	17,653,360
Life Sciences Tools & Services Total			24,699,187
Pharmaceuticals — 6.7%
	Abbott Laboratories	595,100	32,129,449
	Allergan, Inc.	193,600	12,198,736
	Johnson & Johnson	187,700	12,089,757
	Merck & Co., Inc.	436,100	15,935,094
	Pfizer, Inc.	918,100	16,700,239
Pharmaceuticals Total			89,053,275
HEALTH CARE TOTAL			211,605,811
INDUSTRIALS — 9.0%
Aerospace & Defense — 3.5%
	Honeywell International, Inc.	294,100	11,528,720
	Precision Castparts Corp.	99,900	11,023,965
	United Technologies Corp.	343,400	23,835,394
Aerospace & Defense Total			46,388,079
Air Freight & Logistics — 1.1%
	United Parcel Service, Inc., Class B	243,100	13,946,647
Air Freight & Logistics Total			13,946,647
Commercial Services & Supplies — 0.3%
	Republic Services, Inc.	144,000	4,076,640
Commercial Services & Supplies Total			4,076,640
Industrial Conglomerates — 1.1%
	Tyco International Ltd. (a)	425,300	15,174,704
Industrial Conglomerates Total			15,174,704

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 2.8%
	Dover Corp.	179,500	7,468,995
	Flowserve Corp.	114,800	10,852,044
	Illinois Tool Works, Inc.	194,000	9,310,060
	Parker Hannifin Corp.	186,300	10,037,844
Machinery Total			37,668,943
Road & Rail — 0.2%
	Con-way, Inc.	77,300	2,698,543
Road & Rail Total			2,698,543
INDUSTRIALS TOTAL			119,953,556
INFORMATION TECHNOLOGY — 34.7%
Communications Equipment — 5.2%
	Brocade Communications Systems, Inc. (a)	726,100	5,540,143
	Cisco Systems, Inc. (a)	1,425,523	34,127,021
	CommScope, Inc. (a)	248,400	6,590,052
	QUALCOMM, Inc.	509,000	23,546,340
Communications Equipment Total			69,803,556
Computers & Peripherals — 10.9%
	Apple, Inc. (a)	236,317	49,829,803
	EMC Corp. (a)	1,151,100	20,109,717
	Hewlett-Packard Co.	770,149	39,670,375
	International Business Machines Corp.	221,400	28,981,260
	Teradata Corp. (a)	224,300	7,049,749
Computers & Peripherals Total			145,640,904
Internet Software & Services — 5.3%
	Akamai Technologies, Inc. (a)	454,200	11,504,886
	eBay, Inc. (a)	398,500	9,380,690
	Equinix, Inc. (a)	69,000	7,324,350
	Google, Inc., Class A (a)	67,866	42,075,563
Internet Software & Services Total			70,285,489
IT Services — 1.4%
	Cognizant Technology Solutions Corp., Class A (a)	117,500	5,322,750
	Visa, Inc., Class A	154,500	13,512,570
IT Services Total			18,835,320
Semiconductors & Semiconductor Equipment — 5.5%
	Analog Devices, Inc.	287,300	9,072,934
	Broadcom Corp., Class A (a)	460,900	14,495,305
	Cypress Semiconductor Corp. (a)	283,100	2,989,536

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Intel Corp.	852,744	17,395,977
	Novellus Systems, Inc. (a)	275,300	6,425,502
	Texas Instruments, Inc.	598,300	15,591,698
	Varian Semiconductor Equipment Associates, Inc. (a)	230,500	8,270,340
Semiconductors & Semiconductor Equipment Total			74,241,292
Software — 6.4%
	Microsoft Corp.	1,987,498	60,598,814
	Oracle Corp.	779,536	19,129,813
	Salesforce.com, Inc. (a)	71,400	5,267,178
Software Total			84,995,805
INFORMATION TECHNOLOGY TOTAL			463,802,366
MATERIALS — 5.2%
Chemicals — 1.1%
	Celanese Corp., Series A	268,200	8,609,220
	Monsanto Co.	84,400	6,899,700
Chemicals Total			15,508,920
Containers & Packaging — 2.2%
	Crown Holdings, Inc. (a)	437,900	11,201,482
	Owens-Illinois, Inc. (a)	289,900	9,529,013
	Packaging Corp. of America	391,500	9,008,415
Containers & Packaging Total			29,738,910
Metals & Mining — 1.9%
	Freeport-McMoRan Copper & Gold, Inc. (a)	138,600	11,128,194
	Steel Dynamics, Inc.	448,700	7,950,964
	Walter Energy, Inc.	77,000	5,798,870
Metals & Mining Total			24,878,028
MATERIALS TOTAL			70,125,858
TELECOMMUNICATION SERVICES — 2.0%
Wireless Telecommunication Services — 2.0%
	American Tower Corp., Class A (a)	287,300	12,414,233
	Millicom International Cellular SA	58,051	4,282,422
	NII Holdings, Inc. (a)	291,600	9,791,928
Wireless Telecommunication Services Total			26,488,583
TELECOMMUNICATION SERVICES TOTAL			26,488,583

	Total Common Stocks (cost of $1,075,271,255)		1,333,108,109

5

		Par ($)	Value ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Treasury obligation maturing 12/31/11, market value $10,879,050 (repurchase proceeds $10,665,000)	10,665,000	10,665,000

	Total Short-Term Obligation (cost of $10,665,000)		10,665,000

	Total Investments — 100.6% (cost of $1,085,936,255)(b)(c)		1,343,773,109

	Other Assets & Liabilities, Net — (0.6)%		(8,535,108)

	Net Assets — 100.0%		1,335,238,001

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,333,108,109	$—	$—	$1,333,108,109
Total Short-Term Obligation	—	10,665,000	—	10,665,000
Total Investments	$1,333,108,109	$10,665,000	$—	$1,343,773,109

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,085,936,255.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$270,060,278	$(12,223,424)	$257,836,854

7

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Liberty Fund

		Shares	Value ($)*
Common Stocks — 57.9%
CONSUMER DISCRETIONARY — 6.2%
Auto Components — 0.3%
	Bridgestone Corp.	58,900	1,032,182
Auto Components Total			1,032,182
Automobiles — 0.1%
	Suzuki Motor Corp.	23,700	581,957
Automobiles Total			581,957
Distributors — 0.2%
	CFAO SA (a)	1,708	70,199
	Li & Fung Ltd.	128,000	524,331
Distributors Total			594,530
Hotels, Restaurants & Leisure — 1.6%
	Carnival Corp. (a)	34,300	1,086,967
	Carnival PLC (a)	17,687	603,985
	Ctrip.com International Ltd., ADR (a)	6,700	481,462
	International Game Technology	22,521	422,719
	Las Vegas Sands Corp. (a)	20,130	300,742
	McDonald’s Corp.	10,406	649,751
	Starbucks Corp. (a)	39,220	904,414
	Starwood Hotels & Resorts Worldwide, Inc.	43,155	1,578,178
Hotels, Restaurants & Leisure Total			6,028,218
Household Durables — 0.1%
	D.R. Horton, Inc.	29,300	318,491
Household Durables Total			318,491
Internet & Catalog Retail — 0.5%
	Amazon.com, Inc. (a)	11,280	1,517,386
	Rakuten, Inc.	319	242,472
Internet & Catalog Retail Total			1,759,858
Media — 0.7%
	DIRECTV, Class A (a)	21,090	703,352
	Reed Elsevier NV	80,890	992,523
	Viacom, Inc., Class B (a)	25,940	771,196
	WPP PLC	1,615	15,770
Media Total			2,482,841
Multiline Retail — 1.3%
	J.C. Penney Co., Inc.	65,290	1,737,367
	Nordstrom, Inc.	45,310	1,702,749
	Target Corp.	29,700	1,436,589
Multiline Retail Total			4,876,705

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 1.2%
	Best Buy Co., Inc.	12,700	501,142
	GameStop Corp., Class A (a)	15,890	348,627
	Lowe’s Companies, Inc.	98,310	2,299,471
	O’Reilly Automotive, Inc. (a)	11,300	430,756
	Staples, Inc.	33,640	827,207
Specialty Retail Total			4,407,203
Textiles, Apparel & Luxury Goods — 0.2%
	LVMH Moet Hennessy Louis Vuitton SA	5,393	605,538
Textiles, Apparel & Luxury Goods Total			605,538
CONSUMER DISCRETIONARY TOTAL			22,687,523
CONSUMER STAPLES — 5.8%
Beverages — 1.0%
	Diageo PLC, ADR	17,826	1,237,302
	PepsiCo, Inc.	28,560	1,736,448
	United Spirits Ltd.	18,411	493,246
Beverages Total			3,466,996
Food & Staples Retailing — 1.1%
	Costco Wholesale Corp.	12,960	766,843
	Tesco PLC	115,756	795,338
	Wal-Mart Stores, Inc.	30,530	1,631,828
	Walgreen Co.	26,180	961,330
Food & Staples Retailing Total			4,155,339
Food Products — 0.8%
	General Mills, Inc.	9,660	684,025
	J.M. Smucker Co.	22,000	1,358,500
	Nestle SA, Registered Shares	21,795	1,058,862
Food Products Total			3,101,387
Household Products — 1.1%
	Procter & Gamble Co.	58,180	3,527,453
	Reckitt Benckiser Group PLC	11,044	598,340
Household Products Total			4,125,793
Personal Products — 0.6%
	Avon Products, Inc.	41,423	1,304,825
	Estee Lauder Companies, Inc., Class A	7,390	357,380
	Mead Johnson Nutrition Co., Class A	7,950	347,415
Personal Products Total			2,009,620

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.2%
	Japan Tobacco, Inc.	420	1,417,147
	Philip Morris International, Inc.	62,584	3,015,923
Tobacco Total			4,433,070
CONSUMER STAPLES TOTAL			21,292,205
ENERGY — 5.8%
Energy Equipment & Services — 1.5%
	Halliburton Co.	44,634	1,343,037
	Nabors Industries Ltd. (a)	92,340	2,021,322
	Schlumberger Ltd.	8,930	581,254
	Transocean Ltd. (a)	18,571	1,537,679
Energy Equipment & Services Total			5,483,292
Oil, Gas & Consumable Fuels — 4.3%
	Alpha Natural Resources, Inc. (a)	39,810	1,726,958
	Apache Corp.	29,330	3,025,976
	BG Group PLC	60,206	1,078,156
	Cairn Energy PLC (a)	148,210	£789,837
	Chevron Corp.	22,600	1,739,974
	EOG Resources, Inc.	8,000	778,400
	Exxon Mobil Corp.	19,302	1,316,203
	Karoon Gas Australia Ltd. (a)	37,459	351,975
	Marathon Oil Corp.	6,660	207,925
	Occidental Petroleum Corp.	33,800	2,749,630
	Petroleo Brasileiro SA, ADR	10,400	495,872
	Williams Companies, Inc.	60,000	1,264,800
Oil, Gas & Consumable Fuels Total			15,525,706
ENERGY TOTAL			21,008,998
FINANCIALS — 8.5%
Capital Markets — 2.0%
	Credit Suisse Group AG, Registered Shares	16,293	802,449
	Goldman Sachs Group, Inc.	18,455	3,115,942
	Morgan Stanley	71,870	2,127,352
	State Street Corp.	12,080	525,963
	T. Rowe Price Group, Inc.	13,950	742,838
Capital Markets Total			7,314,544
Commercial Banks — 2.6%
	Banco Santander SA	55,633	914,044
	BB&T Corp.	34,000	862,580
	BNP Paribas	9,522	751,416
	Fifth Third Bancorp.	43,300	422,175
	Mitsubishi UFJ Financial Group, Inc.	183,900	900,409
	PNC Financial Services Group, Inc.	16,529	872,566

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Raiffeisen International Bank Holding AG	30	1,698
	Societe Generale	11,676	807,891
	U.S. Bancorp	83,213	1,873,125
	Wells Fargo & Co.	68,196	1,840,610
	Zions Bancorporation	22,400	287,392
Commercial Banks Total			9,533,906
Consumer Finance — 0.5%
	American Express Co.	45,200	1,831,504
Consumer Finance Total			1,831,504
Diversified Financial Services — 1.1%
	JPMorgan Chase & Co.	94,128	3,922,314
Diversified Financial Services Total			3,922,314
Insurance — 1.2%
	ACE Ltd. (a)	17,299	871,869
	Axis Capital Holdings Ltd.	29,700	843,777
	Catlin Group Ltd.	58,230	319,456
	Prudential Financial, Inc.	36,670	1,824,699
	XL Capital Ltd., Class A	30,720	563,098
Insurance Total			4,422,899
Real Estate Investment Trusts (REITs) — 0.7%
	Equity Residential Property Trust	14,600	493,188
	Plum Creek Timber Co., Inc.	17,600	664,576
	Rayonier, Inc.	14,800	623,968
	Simon Property Group, Inc.	10,478	836,144
Real Estate Investment Trusts (REITs) Total			2,617,876
Real Estate Management & Development — 0.1%
	Sino-Ocean Land Holdings Ltd.	522,500	478,583
Real Estate Management & Development Total			478,583
Thrifts & Mortgage Finance — 0.3%
	Housing Development Finance Corp., Ltd.	19,297	1,112,166
Thrifts & Mortgage Finance Total			1,112,166
FINANCIALS TOTAL			31,233,792
HEALTH CARE — 7.2%
Biotechnology — 0.9%
	Amgen, Inc. (a)	11,300	639,241
	Celgene Corp. (a)	18,590	1,035,091
	CSL Ltd.	19,212	558,917
	Gilead Sciences, Inc. (a)	11,290	488,631

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Vertex Pharmaceuticals, Inc. (a)	13,270	568,620
Biotechnology Total			3,290,500
Health Care Equipment & Supplies — 0.9%
	Boston Scientific Corp. (a)	72,100	648,900
	C.R. Bard, Inc.	7,960	620,084
	CareFusion Corp. (a)	12,820	320,628
	Hospira, Inc. (a)	18,890	963,390
	Mindray Medical International Ltd., ADR	19,137	649,127
Health Care Equipment & Supplies Total			3,202,129
Health Care Providers & Services — 1.0%
	AmerisourceBergen Corp.	22,080	575,626
	CIGNA Corp.	15,140	533,988
	Medco Health Solutions, Inc. (a)	34,000	2,172,940
	Quest Diagnostics, Inc.	7,580	457,680
Health Care Providers & Services Total			3,740,234
Life Sciences Tools & Services — 1.4%
	Life Technologies Corp. (a)	30,740	1,605,550
	Qiagen N.V. (a)	49,096	1,096,717
	Thermo Fisher Scientific, Inc. (a)	49,686	2,369,526
Life Sciences Tools & Services Total			5,071,793
Pharmaceuticals — 3.0%
	Abbott Laboratories	39,850	2,151,501
	Allergan, Inc.	12,940	815,349
	Johnson & Johnson	25,080	1,615,403
	Merck & Co., Inc.	50,228	1,835,331
	Novartis AG, Registered Shares	20,030	1,091,279
	Pfizer, Inc.	135,970	2,473,294
	Roche Holding AG, Genusschein Shares	5,527	940,232
Pharmaceuticals Total			10,922,389
HEALTH CARE TOTAL			26,227,045
INDUSTRIALS — 6.4%
Aerospace & Defense — 1.9%
	Goodrich Corp.	10,700	687,475
	Honeywell International, Inc.	45,790	1,794,968
	L-3 Communications Holdings, Inc.	7,450	647,778
	Precision Castparts Corp.	6,690	738,241
	United Technologies Corp.	42,216	2,930,213
Aerospace & Defense Total			6,798,675

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.3%
	United Parcel Service, Inc., Class B	16,280	933,984
Air Freight & Logistics Total			933,984
Airlines — 0.2%
	Ryanair Holdings PLC, ADR (a)	26,490	710,462
Airlines Total			710,462
Building Products — 0.1%
	Masco Corp.	30,800	425,348
Building Products Total			425,348
Commercial Services & Supplies — 0.1%
	Republic Services, Inc.	9,620	272,342
Commercial Services & Supplies Total			272,342
Construction & Engineering — 0.2%
	Fluor Corp.	9,600	432,384
	Foster Wheeler AG (a)	14,100	415,104
Construction & Engineering Total			847,488
Electrical Equipment — 0.5%
	ABB Ltd., Registered Shares (a)	40,716	778,709
	Dongfang Electrical Machinery Co., Ltd., Class H	115	612
	Vestas Wind Systems A/S (a)	16,189	990,560
Electrical Equipment Total			1,769,881
Industrial Conglomerates — 0.8%
	General Electric Co.	82,255	1,244,518
	MAX India Ltd. (a)	170,544	808,618
	Tyco International Ltd. (a)	28,480	1,016,166
Industrial Conglomerates Total			3,069,302
Machinery — 1.5%
	Dover Corp.	12,090	503,065
	Eaton Corp.	8,200	521,684
	Flowserve Corp.	7,680	725,990
	GEA Group AG	23,725	528,210
	Illinois Tool Works, Inc.	12,990	623,390
	Jain Irrigation Systems Ltd.	15,699	294,981
	Navistar International Corp. (a)	12,367	477,985
	PACCAR, Inc.	5,500	199,485
	Parker Hannifin Corp.	12,510	674,039
	Sandvik AB	52,942	634,590
	Vallourec	2,588	470,720
Machinery Total			5,654,139

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.3%
	Manpower, Inc.	12,700	693,166
	SGS SA, Registered Shares	369	480,491
Professional Services Total			1,173,657
Road & Rail — 0.0%
	Con-way, Inc.	5,170	180,485
Road & Rail Total			180,485
Trading Companies & Distributors — 0.3%
	Mitsui & Co., Ltd.	70,500	998,076
Trading Companies & Distributors Total			998,076
Transportation Infrastructure — 0.2%
	Koninklijke Vopak NV (a)	7,519	594,044
Transportation Infrastructure Total			594,044
INDUSTRIALS TOTAL			23,427,883
INFORMATION TECHNOLOGY — 10.9%
Communications Equipment — 1.3%
	Brocade Communications Systems, Inc. (a)	48,600	370,818
	Cisco Systems, Inc. (a)	95,325	2,282,080
	CommScope, Inc. (a)	16,650	441,725
	QUALCOMM, Inc.	34,090	1,577,003
Communications Equipment Total			4,671,626
Computers & Peripherals — 3.7%
	Apple, Inc. (a)	15,710	3,312,611
	Compal Electronics, Inc.	418,000	574,684
	EMC Corp. (a)	185,820	3,246,275
	Hewlett-Packard Co.	51,550	2,655,341
	International Business Machines Corp.	24,350	3,187,415
	Teradata Corp. (a)	15,010	471,764
Computers & Peripherals Total			13,448,090
Internet Software & Services — 1.3%
	Akamai Technologies, Inc. (a)	31,390	795,109
	eBay, Inc. (a)	26,690	628,282
	Equinix, Inc. (a)	4,620	490,413
	Google, Inc., Class A (a)	4,551	2,821,529
Internet Software & Services Total			4,735,333
IT Services — 0.4%
	Cognizant Technology Solutions Corp., Class A (a)	7,870	356,511
	Visa, Inc., Class A	10,340	904,336
	Western Union Co.	23,400	441,090
IT Services Total			1,701,937

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.1%
	Analog Devices, Inc.	19,220	606,968
	Broadcom Corp., Class A (a)	30,870	970,861
	Cypress Semiconductor Corp. (a)	19,000	200,640
	Intel Corp.	79,800	1,627,920
	KLA-Tencor Corp.	24,700	893,152
	Lam Research Corp. (a)	20,719	812,392
	Novellus Systems, Inc. (a)	18,420	429,923
	Texas Instruments, Inc.	59,680	1,555,261
	Varian Semiconductor Equipment Associates, Inc. (a)	15,430	553,628
Semiconductors & Semiconductor Equipment Total			7,650,745
Software — 2.1%
	Autonomy Corp. PLC (a)	33,435	815,212
	Microsoft Corp.	133,105	4,058,371
	Nuance Communications, Inc. (a)	34,800	540,792
	Oracle Corp.	52,210	1,281,233
	Salesforce.com, Inc. (a)	4,780	352,621
	Temenos Group AG (a)	19,392	500,274
Software Total			7,548,503
INFORMATION TECHNOLOGY TOTAL			39,756,234
MATERIALS — 3.7%
Chemicals — 1.3%
	Celanese Corp., Series A	17,950	576,195
	Monsanto Co.	20,450	1,671,788
	Potash Corp. of Saskatchewan, Inc.	5,300	575,050
	Shin-Etsu Chemical Co., Ltd.	9,300	524,199
	Syngenta AG, Registered Shares	2,191	613,956
	Umicore	47	1,565
	Yara International ASA	14,318	648,314
Chemicals Total			4,611,067
Containers & Packaging — 0.6%
	Crown Holdings, Inc. (a)	29,310	749,750
	Owens-Illinois, Inc. (a)	19,400	637,678
	Packaging Corp. of America	26,210	603,092
Containers & Packaging Total			1,990,520
Metals & Mining — 1.6%
	BHP Billiton Ltd.	21,438	820,942
	Freeport-McMoRan Copper & Gold, Inc. (a)	9,370	752,317

8

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Newcrest Mining Ltd.	25,718	806,022
	Nucor Corp.	19,800	923,670
	Steel Dynamics, Inc.	29,980	531,246
	United States Steel Corp.	19,900	1,096,888
	Walter Energy, Inc.	5,160	388,600
	Xstrata PLC (a)	37,462	659,845
Metals & Mining Total			5,979,530
Paper & Forest Products — 0.2%
	Weyerhaeuser Co.	19,900	858,486
Paper & Forest Products Total			858,486
MATERIALS TOTAL			13,439,603
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 0.7%
	AT&T, Inc.	66,715	1,870,022
	Verizon Communications, Inc.	22,402	742,178
Diversified Telecommunication Services Total			2,612,200
Wireless Telecommunication Services — 0.7%
	American Tower Corp., Class A (a)	19,190	829,200
	Millicom International Cellular SA	3,869	285,416
	NII Holdings, Inc. (a)	19,520	655,481
	Vodafone Group PLC	330,322	764,927
Wireless Telecommunication Services Total			2,535,024
TELECOMMUNICATION SERVICES TOTAL			5,147,224
UTILITIES — 2.0%
Electric Utilities — 0.9%
	American Electric Power Co., Inc.	52,800	1,836,912
	FPL Group, Inc.	21,200	1,119,784
	Northeast Utilities	13,921	359,023
Electric Utilities Total			3,315,719
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	15,655	208,368
	Iberdrola Renovables SA	107,425	511,810
Independent Power Producers & Energy Traders Total			720,178
Multi-Utilities — 0.8%
	PG&E Corp.	34,048	1,520,243
	Sempra Energy	16,300	912,474
	Wisconsin Energy Corp.	11,000	548,130
Multi-Utilities Total			2,980,847

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.1%
	Epure International Ltd.	672,000	347,351
Water Utilities Total			347,351
UTILITIES TOTAL			7,364,095

	Total Common Stocks (cost of $172,658,056)		211,584,602

		Par ($)
Mortgage-Backed Securities — 10.6%
Federal Home Loan Mortgage Corp.
	4.500% 02/01/39	400,699	400,155
	4.500% 04/01/39	760,730	759,621
	4.500% 10/01/39	891,297	889,997
	4.500% 01/01/40	2,950,000	2,945,698
	5.000% 06/01/36	1,036,042	1,063,616
	5.000% 07/01/38	1,650,027	1,693,849
	5.000% 11/01/38	2,319,964	2,381,578
	5.000% 08/01/39	1,342,844	1,378,374
	5.500% 07/01/21	1,686,984	1,790,527
	5.500% 12/01/37	2,231,448	2,340,114
	6.500% 07/01/14	21,859	23,491
	6.500% 12/01/14	21,131	22,709
	6.500% 06/01/29	26,215	28,378
	6.500% 01/01/30	65,088	70,457
	6.500% 11/01/37	1,263,904	1,354,083
	7.000% 11/01/29	42,343	46,782
	7.000% 01/01/30	2,682	2,963
	8.000% 07/01/20	17,100	18,593
Federal National Mortgage Association
	4.000% 01/01/25	2,930,000	2,951,378
	5.500% 05/01/36	1,936,847	2,031,168
	5.500% 02/01/37	638,161	668,740
	5.500% 02/01/38	2,609,822	2,734,876
	5.500% 10/01/38	819,376	858,638
	6.000% 11/01/35	306,887	326,547
	6.000% 09/01/36	784,626	833,420
	6.000% 06/01/38	2,149,379	2,278,678
	6.000% 03/01/39	2,352,307	2,495,284
	6.500% 04/01/11	49,137	51,651
	6.500% 05/01/11	172,230	181,043
	6.500% 11/01/25	3	3

10

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 08/01/34	324,313	349,143
	6.500% 11/01/36	1,357,362	1,456,619
	6.500% 06/01/38	1,249,019	1,338,988
	7.000% 08/15/23	119,608	132,464
	7.000% 07/01/32	12,089	13,342
	7.000% 01/01/37	67,902	74,503
	7.000% 07/01/37	458,851	503,457
Government National Mortgage Association
	5.000% 08/15/39	1,305,555	1,345,084
	6.000% 12/15/37	635,186	672,203

	Total Mortgage-Backed Securities (cost of $37,573,327)		38,508,214
Corporate Fixed-Income Bonds & Notes — 10.5%
BASIC MATERIALS — 0.5%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	230,000	247,767
Chemicals Total			247,767
Iron/Steel — 0.2%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	425,000	453,600
Nucor Corp.
	5.850% 06/01/18	380,000	409,483
Iron/Steel Total			863,083
Metals & Mining — 0.2%
Vale Overseas Ltd.
	6.250% 01/23/17	500,000	521,558
Metals & Mining Total			521,558
BASIC MATERIALS TOTAL			1,632,408
COMMUNICATIONS — 1.3%
Media — 0.4%
Comcast Corp.
	7.050% 03/15/33	475,000	518,621
News America, Inc.
	6.550% 03/15/33	495,000	506,995
Viacom, Inc.
	6.125% 10/05/17	225,000	242,676
Media Total			1,268,292

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 0.9%
AT&T, Inc.
	4.950% 01/15/13	650,000	693,472
British Telecommunications PLC
	5.150% 01/15/13	400,000	417,115
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	625,000	678,299
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	315,000	407,077
Telefonica Emisiones SAU
	0.609% 02/04/13 (02/04/10) (b)(c)	750,000	738,336
Vodafone Group PLC
	5.750% 03/15/16	370,000	397,972
Telecommunication Services Total			3,332,271
COMMUNICATIONS TOTAL			4,600,563
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (d)	620,000	649,444
Retail Total			649,444
CONSUMER CYCLICAL TOTAL			649,444
CONSUMER NON-CYCLICAL — 1.0%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	3.000% 10/15/12 (d)	500,000	502,343
Bottling Group LLC
	6.950% 03/15/14	300,000	345,182
Miller Brewing Co.
	5.500% 08/15/13 (d)(e)	441,000	469,550
Beverages Total			1,317,075
Food — 0.2%
Campbell Soup Co.
	4.500% 02/15/19	205,000	205,143
ConAgra Foods, Inc.
	5.875% 04/15/14	450,000	490,387
Food Total			695,530
Healthcare Services — 0.2%
Roche Holdings, Inc.
	6.000% 03/01/19 (d)(e)	560,000	615,356
Healthcare Services Total			615,356

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — 0.2%
Express Scripts, Inc.
	5.250% 06/15/12	385,000	409,101
Wyeth
	5.500% 02/01/14	480,000	522,948
Pharmaceuticals Total			932,049
CONSUMER NON-CYCLICAL TOTAL			3,560,010
ENERGY — 1.0%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	400,000	427,358
Chevron Corp.
	4.950% 03/03/19	400,000	421,347
Nexen, Inc.
	5.875% 03/10/35	475,000	448,430
Talisman Energy, Inc.
	6.250% 02/01/38	465,000	465,525
Oil & Gas Total			1,762,660
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	325,000	353,992
Weatherford International Ltd.
	5.150% 03/15/13	340,000	356,057
Oil & Gas Services Total			710,049
Pipelines — 0.3%
Enterprise Products Operating LLC
	4.600% 08/01/12	350,000	369,629
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	365,000	372,387
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	640,000	600,490
Pipelines Total			1,342,506
ENERGY TOTAL			3,815,215
FINANCIALS — 4.7%
Banks — 3.1%
ANZ National International Ltd.
	6.200% 07/19/13 (d)(e)	650,000	699,748
Bank of New York Mellon Corp.
	5.125% 08/27/13	650,000	701,692
Barclays Bank PLC
	6.750% 05/22/19	700,000	780,802
Capital One Financial Corp.
	5.500% 06/01/15	675,000	707,008

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (d)(e)	1,360,000	1,327,943
Commonwealth Bank of Australia
	3.750% 10/15/14 (d)	800,000	801,946
Credit Suisse/New York NY
	6.000% 02/15/18	700,000	732,437
Deutsche Bank AG London
	4.875% 05/20/13	475,000	504,630
Goldman Sachs Group, Inc.
	5.350% 01/15/16	400,000	415,466
HSBC Capital Funding LP
	9.547% 12/31/49 (06/01/10) (b)(c)(d)(e)	765,000	787,950
JPMorgan Chase & Co.
	6.000% 01/15/18	800,000	859,996
Keycorp
	6.500% 05/14/13	520,000	536,712
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (f)	725,000	776,643
Morgan Stanley
	6.750% 04/15/11	310,000	328,440
U.S. Bank N.A.
	6.300% 02/04/14	650,000	720,231
Wachovia Corp.
	4.875% 02/15/14	650,000	661,056
Banks Total			11,342,700
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.
	7.300% 06/28/19	435,000	483,746
General Electric Capital Corp.
	5.000% 01/08/16	755,000	763,618
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (g)(h)	750,000	155,625
Diversified Financial Services Total			1,402,989
Insurance — 1.0%
Chubb Corp.
	5.750% 05/15/18	375,000	398,119
CNA Financial Corp.
	5.850% 12/15/14	155,000	152,774
Lincoln National Corp.
	8.750% 07/01/19	485,000	554,163

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
MetLife, Inc.
	6.817% 08/15/18	515,000	573,585
Principal Life Income Funding Trusts
	5.300% 04/24/13	500,000	527,949
Prudential Financial, Inc.
	6.100% 06/15/17	485,000	502,030
Transatlantic Holdings, Inc.
	8.000% 11/30/39	550,000	559,967
UnitedHealth Group, Inc.
	5.250% 03/15/11	376,000	389,614
Insurance Total			3,658,201
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	7.375% 02/15/15	450,000	474,563
Simon Property Group LP
	5.750% 12/01/15	350,000	356,913
Real Estate Investment Trusts (REITs) Total			831,476
FINANCIALS TOTAL			17,235,366
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.1%
United Technologies Corp.
	5.375% 12/15/17	350,000	372,977
Aerospace & Defense Total			372,977
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	425,000	507,848
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	179,000	202,230
Miscellaneous Manufacturing Total			710,078
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	390,000	414,292
Norfolk Southern Corp.
	5.750% 04/01/18	450,000	476,018
Transportation Total			890,310
INDUSTRIALS TOTAL			1,973,365
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	525,000	538,130
Networking Products Total			538,130

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	325,000	356,880
Software Total			356,880
TECHNOLOGY TOTAL			895,010
UTILITIES — 1.1%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	350,000	374,730
Consolidated Edison Co. of New York
	5.850% 04/01/18	350,000	374,902
Dominion Resources, Inc.
	5.200% 08/15/19	460,000	467,172
Indiana Michigan Power Co.
	5.650% 12/01/15	523,000	547,148
Pacific Gas & Electric Co.
	5.800% 03/01/37	510,000	516,888
Progress Energy, Inc.
	7.750% 03/01/31	325,000	382,123
Southern California Edison Co.
	5.000% 01/15/14	450,000	484,890
Electric Total			3,147,853
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	400,000	424,451
Sempra Energy
	6.500% 06/01/16	450,000	488,029
Gas Total			912,480
UTILITIES TOTAL			4,060,333

	Total Corporate Fixed-Income Bonds & Notes (cost of $37,525,070)		38,421,714
Government & Agency Obligations — 8.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	900,000	979,444
Province of Quebec
	4.625% 05/14/18	760,000	776,985

16

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	7.500% 04/08/33	575,000	659,813
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,416,242
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Bank
	5.500% 08/13/14	2,055,000	2,305,585
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (i)	95,000	96,970
	5.500% 08/23/17	1,300,000	1,450,932
U.S. GOVERNMENT AGENCIES TOTAL			3,853,487
U.S. GOVERNMENT OBLIGATIONS — 6.9%
U.S. Treasury Bond
	5.375% 02/15/31	9,581,000	10,587,005
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	2,689,017	2,789,225
U.S. Treasury Notes
	0.875% 04/30/11	3,920,000	3,925,206
	1.375% 10/15/12	4,250,000	4,226,094
	2.375% 10/31/14	3,700,000	3,659,818
U.S. GOVERNMENT OBLIGATIONS TOTAL			25,187,348

	Total Government & Agency Obligations (cost of $31,100,091)		31,457,077
Commercial Mortgage-Backed Securities — 4.7%
Bear Stearns Commercial Mortgage Securities, Inc.
	5.694% 09/11/38 (01/01/10) (b)(c)	1,500,000	1,537,559
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	1,375,000	1,396,104
Greenwich Capital Commercial Funding Corp.
	5.918% 07/10/38 (01/01/10) (b)(c)	1,500,000	1,367,613
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.201% 08/12/37 (01/01/10) (b)(c)	749,993	765,006
	5.440% 06/12/47	2,040,000	1,777,179
	5.447% 06/12/47	1,023,000	984,699
	5.506% 12/12/44 (01/01/10) (b)(c)	1,172,000	1,192,331
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	2,800,996	2,872,440
Morgan Stanley Capital I
	5.325% 12/15/43	1,500,000	1,494,773
	5.385% 03/12/44 (01/01/10) (b)(c)	2,800,000	2,700,200

17

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Nationslink Funding Corp.
	7.104% 01/22/26	872,164	945,403

	Total Commercial Mortgage-Backed Securities (cost of $16,657,527)		17,033,307
Collateralized Mortgage Obligations — 2.3%
AGENCY — 0.7%
Federal Home Loan Mortgage Corp.
	5.000% 08/15/32	1,450,000	1,505,604
Federal Home Loan Mortgage Corp. REMICS
	4.500% 08/15/28	380,000	396,939
Federal National Mortgage Association REMICS
	5.000% 12/25/15	747,437	755,646
AGENCY TOTAL			2,658,189
NON - AGENCY — 1.6%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	1,285,436	1,024,131
	5.250% 08/25/35	251,324	211,437
	5.500% 10/25/35	926,823	757,815
JPMorgan Mortgage Trust
	5.985% 10/25/36 (01/01/10) (b)(c)	1,549,287	1,289,020
Lehman Mortgage Trust
	6.500% 01/25/38	1,494,061	1,077,125
Residential Asset Securitization Trust
	4.500% 08/25/34	1,212,441	1,062,557
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	497,459	416,540
NON-AGENCY TOTAL			5,838,625

	Total Collateralized Mortgage Obligations (cost of $9,889,198)		8,496,814
Asset-Backed Securities — 1.2%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37 (01/01/10) (b)(c)	1,050,000	1,000,036
Franklin Auto Trust
	5.360% 05/20/16	1,890,000	1,956,776
Green Tree Financial Corp.
	6.870% 01/15/29	266,244	264,289

18

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	1,226,521	1,262,208

	Total Asset-Backed Securities (cost of $4,401,438)		4,483,309

		Shares
Convertible Preferred Stocks — 0.3%
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
	Citigroup, Inc., 7.500%	4,397	458,783
Diversified Financial Services Total			458,783
FINANCIALS TOTAL			458,783
MATERIALS — 0.2%
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	7,300	840,960
Metals & Mining Total			840,960
MATERIALS TOTAL			840,960

	Total Convertible Preferred Stocks (cost of $742,085)		1,299,743

		Par ($)
Short-Term Obligation — 3.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due on 01/04/10 at 0.00%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/13, market value $12,196,488 (repurchase proceeds $11,945,000)	11,945,000	11,945,000

	Total Short-Term Obligation (cost of $11,945,000)		11,945,000

	Total Investments — 99.4% (cost of $322,491,792) (j)(k)		363,229,780

	Other Assets & Liabilities, Net — 0.6%		2,013,199

	Net Assets — 100.0%		365,242,979

19

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

20

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$18,018,566	$4,668,957	$—	$22,687,523
Consumer Staples	16,929,272	4,362,933	—	21,292,205
Energy	18,789,030	2,219,968	—	21,008,998
Financials	25,145,680	6,088,112	—	31,233,792
Health Care	22,539,900	3,687,145	—	26,227,045
Industrials	16,848,272	6,579,611	—	23,427,883
Information Technology	37,866,064	1,890,170	—	39,756,234
Materials	9,364,760	4,074,843	—	13,439,603
Telecommunication Services	4,382,297	764,927	—	5,147,224
Utilities	6,504,934	859,161	—	7,364,095
Total Common Stocks	176,388,775	35,195,827	—	211,584,602
Total Mortgage-Backed Securities	—	38,508,214	—	38,508,214
Total Corporate Fixed-Income Bonds & Notes	—	38,421,714	—	38,421,714
Government & Agency Obligations
Foreign Government Obligations	—	2,416,242	—	2,416,242
U.S. Government Agencies	—	3,853,487	—	3,853,487
U.S. Government Obligations	25,187,348	—	—	25,187,348
Total Government & Agency Obligations	25,187,348	6,269,729	—	31,457,077
Total Commercial Mortgage-Backed Securities	—	17,033,307	—	17,033,307
Total Collateralized Mortgage Obligations	—	8,496,814	—	8,496,814
Total Asset-Backed Securities	—	4,483,309	—	4,483,309
Total Convertible Preferred Stocks	1,299,743	—	—	1,299,743
Total Short-Term Obligation	—	11,945,000	—	11,945,000
Total Investments	202,875,866	160,353,914	—	363,229,780
Unrealized Appreciation on Futures Contracts	110,332	—	—	110,332
Total	$202,986,198	$160,353,914	$—	$363,340,112

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities, which are not illiquid, amounted to $5,854,280, which represents 1.6% of net assets.

(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At December 31, 2009, the value of these securities amounted to $3,900,547, which represents 1.1% of net assets.

21

Security	Acquisition Date	Par	Acquisition Cost	Market Value
ANZ National International Ltd. 6.200% 07/19/13	04/27/2009-05/19/2009	$650,000	$657,050	$699,748
Citicorp Lease Pass-Through Trust, 8.040% 12/15/19	01/06/2000 - 04/12/2001	1,360,000	1,371,414	1,327,943
HSBC Capital Funding LP, 9.547% 12/31/49	01/02/2003	765,000	935,870	787,950
Miller Brewing Co., 5.500% 08/15/13	06/09/2009	441,000	450,971	469,550
Roche Holdings, Inc., 6.000% 03/01/19	07/30/2009	560,000	609,022	615,356
				$3,900,547

(f)	Investments in affiliates during the three months ended December 31, 2009:

	Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12

	Par as of 09/30/09:		$725,000
	Par purchased:		—
	Par sold:		—
	Par as of 12/31/09:		$725,000
	Net realized gain (loss):		$—
	Interest income earned:		$10,966
	Value at end of period:		$776,643

	As of January, 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $155,625, which represents less than 0.1% of net assets.
(h)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At December 31, 2009, the value of this security amounted to $155,625 which represents less than 0.1% of net assets.

(i)	All of this security with a market value of $96,970 is pledged as collateral for open futures contracts.
(j)	Cost for federal income tax purposes is $322,531,385.
(k)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$46,851,894	$(6,153,499)	$40,698,395

At December 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Equity Risk
S&P 500 Index Futures	5	$1,388,375	$1,370,961	Mar-2010	$17,414

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	30	$3,463,594	$3,556,512	Mar-2010	$92,918

22

At December 31, 2009, cash of $1,415,000 was pledged as collateral for open futures contracts.

Acronym	Name
ADR	American Depositary Receipt
REMICS	Real Estate Mortgage Investment Conduits

23

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Small Cap Core Fund

		Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 11.7%
Auto Components — 1.3%
	Cooper Tire & Rubber Co.	213,096	4,272,575
	Dorman Products, Inc. (a)	219,075	3,430,714
Auto Components Total			7,703,289
Diversified Consumer Services — 0.2%
	Nobel Learning Communities, Inc. (a)	165,966	1,259,682
Diversified Consumer Services Total			1,259,682
Hotels, Restaurants & Leisure — 1.4%
	CEC Entertainment, Inc. (a)	166,007	5,298,944
	Morgans Hotel Group Co. (a)	204,831	927,884
	O’Charleys, Inc. (a)	240,062	1,572,406
Hotels, Restaurants & Leisure Total			7,799,234
Household Durables — 0.4%
	Jarden Corp.	64,092	1,981,084
Household Durables Total			1,981,084
Leisure Equipment & Products — 1.1%
	Callaway Golf Co.	222,847	1,680,267
	RC2 Corp. (a)	172,447	2,543,593
	Steinway Musical Instruments, Inc. (a)	147,764	2,350,925
Leisure Equipment & Products Total			6,574,785
Media — 1.4%
	Arbitron, Inc.	106,800	2,501,256
	John Wiley & Sons, Inc., Class A	69,500	2,910,660
	Scholastic Corp.	83,986	2,505,302
Media Total			7,917,218
Specialty Retail — 4.1%
	Buckle, Inc.	91,331	2,674,172
	Collective Brands, Inc. (a)	280,307	6,382,590
	Foot Locker, Inc.	151,100	1,683,254
	HOT Topic, Inc. (a)	125,400	797,544
	Monro Muffler Brake, Inc.	77,305	2,585,079
	Penske Auto Group, Inc. (a)	84,000	1,275,120
	Rent-A-Center, Inc. (a)	260,682	4,619,285
	Stage Stores, Inc.	302,028	3,733,066
Specialty Retail Total			23,750,110

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.8%
	Rocky Brands, Inc. (a)	107,199	803,993
	Unifirst Corp.	196,819	9,468,962
Textiles, Apparel & Luxury Goods Total			10,272,955
CONSUMER DISCRETIONARY TOTAL			67,258,357
CONSUMER STAPLES — 1.7%
Food & Staples Retailing — 0.8%
	Casey’s General Stores, Inc.	82,451	2,631,836
	Pantry, Inc. (a)	141,116	1,917,767
Food & Staples Retailing Total			4,549,603
Food Products — 0.6%
	Corn Products International, Inc.	115,401	3,373,171
Food Products Total			3,373,171
Household Products — 0.3%
	Central Garden & Pet Co. (a)	57,183	611,858
	Central Garden & Pet Co., Class A (a)	115,566	1,148,726
Household Products Total			1,760,584
CONSUMER STAPLES TOTAL			9,683,358
ENERGY — 3.0%
Energy Equipment & Services — 2.4%
	Gulfmark Offshore, Inc. (a)	114,691	3,246,902
	Newpark Resources, Inc. (a)	415,440	1,757,311
	Oceaneering International, Inc. (a)	36,570	2,140,076
	Superior Well Services, Inc. (a)	82,380	1,174,739
	Tetra Technologies, Inc. (a)	508,281	5,631,754
Energy Equipment & Services Total			13,950,782
Oil, Gas & Consumable Fuels — 0.6%
	EXCO Resources, Inc.	157,187	3,337,080
Oil, Gas & Consumable Fuels Total			3,337,080
ENERGY TOTAL			17,287,862
FINANCIALS — 12.6%
Capital Markets — 0.9%
	Investment Technology Group, Inc. (a)	170,400	3,356,880
	Waddell & Reed Financial, Inc., Class A	71,607	2,186,878
Capital Markets Total			5,543,758
Commercial Banks — 3.8%
	Boston Private Financial Holdings, Inc.	46,950	270,902
	Centerstate Banks, Inc.	254,115	2,564,020
	Hancock Holding Co.	71,806	3,144,385
	Iberiabank Corp.	51,901	2,792,793
	Oriental Financial Group	277,309	2,994,937

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	SCBT Financial Corp.	97,436	2,698,003
	Simmons First National Corp., Class A	71,400	1,984,920
	Taylor Capital Group, Inc. (a)	195,582	2,227,679
	Union Bankshares Corp.	121,924	1,510,638
	Webster Financial Corp.	156,870	1,862,047
Commercial Banks Total			22,050,324
Consumer Finance — 0.8%
	Cash America International, Inc.	104,900	3,667,304
	QC Holdings, Inc.	177,170	852,188
Consumer Finance Total			4,519,492
Insurance — 3.1%
	Arthur J. Gallagher & Co.	49,900	1,123,249
	Conseco, Inc. (a)	434,450	2,172,250
	Delphi Financial Group, Inc., Class A	94,100	2,105,017
	eHealth, Inc. (a)	101,669	1,670,422
	First Mercury Financial Corp.	206,217	2,827,235
	Horace Mann Educators Corp.	208,017	2,600,213
	National Interstate Corp.	72,821	1,235,044
	NYMAGIC, Inc.	79,543	1,319,618
	State Auto Financial Corp.	143,254	2,650,199
Insurance Total			17,703,247
Real Estate Investment Trusts (REITs) — 2.6%
	Acadia Realty Trust	150,596	2,540,555
	American Campus Communities, Inc.	97,932	2,751,889
	DiamondRock Hospitality Co.	258,924	2,193,086
	DuPont Fabros Technology, Inc.	139,800	2,515,002
	First Potomac Realty Trust	239,848	3,014,889
	Mack-Cali Realty Corp.	52,200	1,804,554
Real Estate Investment Trusts (REITs) Total			14,819,975
Thrifts & Mortgage Finance — 1.4%
	Abington Bancorp, Inc.	176,921	1,218,986
	Dime Community Bancshares	163,167	1,912,317
	First Niagara Financial Group, Inc.	100,759	1,401,557
	Jefferson Bancshares, Inc.	219,422	985,205
	NewAlliance Bancshares, Inc.	196,389	2,358,632
Thrifts & Mortgage Finance Total			7,876,697
FINANCIALS TOTAL			72,513,493
HEALTH CARE — 14.8%
Biotechnology — 0.3%
	BioMarin Pharmaceuticals, Inc. (a)	81,841	1,539,429
Biotechnology Total			1,539,429

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 5.3%
Analogic Corp.	148,606	5,722,817
Cooper Companies, Inc.	142,174	5,419,673
Greatbatch, Inc. (a)	79,953	1,537,496
Invacare Corp.	304,951	7,605,478
STAAR Surgical Co. (a)	989,667	3,077,864
Symmetry Medical, Inc. (a)	253,958	2,046,902
Thoratec Corp. (a)	62,287	1,676,766
West Pharmaceutical Services, Inc.	84,740	3,321,808
Health Care Equipment & Supplies Total		30,408,804
Health Care Providers & Services — 6.6%
Air Methods Corp. (a)	116,629	3,921,067
LifePoint Hospitals, Inc. (a)	149,095	4,847,078
Magellan Health Services, Inc. (a)	81,426	3,316,481
Owens & Minor, Inc.	60,752	2,608,083
Providence Service Corp. (a)	314,005	4,961,279
PSS World Medical, Inc. (a)	143,202	3,232,069
Psychiatric Solutions, Inc. (a)	205,945	4,353,677
Res-Care, Inc. (a)	739,384	8,281,101
U.S. Physical Therapy, Inc. (a)	149,407	2,529,461
Health Care Providers & Services Total		38,050,296
Life Sciences Tools & Services — 0.4%
Cambrex Corp. (a)	435,103	2,427,875
Life Sciences Tools & Services Total		2,427,875
Pharmaceuticals — 2.2%
Hi-Tech Pharmacal Co., Inc. (a)	106,265	2,980,733
Obagi Medical Products, Inc. (a)	395,931	4,751,172
Valeant Pharmaceuticals International (a)	142,910	4,543,109
Pharmaceuticals Total		12,275,014
HEALTH CARE TOTAL		84,701,418
INDUSTRIALS — 20.3%
Aerospace & Defense — 4.5%
AAR Corp. (a)	336,794	7,739,526
American Science & Engineering, Inc.	51,300	3,890,592
Argon ST, Inc. (a)	189,831	4,123,129
Global Defense Technology & Systems, Inc. (a)	160,969	2,649,550
Ladish Co., Inc. (a)	87,637	1,321,566
LMI Aerospace, Inc. (a)	71,907	956,363

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Moog, Inc., Class A (a)	176,441	5,157,370
Aerospace & Defense Total			25,838,096
Air Freight & Logistics — 0.7%
	Atlas Air Worldwide Holdings, Inc. (a)	95,183	3,545,567
	Pacer International, Inc.	169,838	536,688
Air Freight & Logistics Total			4,082,255
Building Products — 0.1%
	NCI Building Systems, Inc. (a)	265,479	480,517
Building Products Total			480,517
Commercial Services & Supplies — 1.2%
	Consolidated Graphics, Inc. (a)	88,044	3,083,301
	McGrath Rentcorp	180,268	4,030,792
Commercial Services & Supplies Total			7,114,093
Construction & Engineering — 2.4%
	EMCOR Group, Inc. (a)	293,068	7,883,529
	MasTec, Inc. (a)	133,628	1,670,350
	Northwest Pipe Co. (a)	93,981	2,524,330
	Sterling Construction Co., Inc. (a)	97,162	1,863,567
Construction & Engineering Total			13,941,776
Electrical Equipment — 3.1%
	Baldor Electric Co.	73,793	2,072,845
	Belden, Inc.	133,200	2,919,744
	BTU International, Inc. (a)	277,842	1,764,297
	GrafTech International Ltd. (a)	238,946	3,715,610
	LaBarge, Inc. (a)	103,500	1,247,175
	LSI Industries, Inc.	471,588	3,716,114
	Powell Industries, Inc. (a)	72,500	2,285,925
Electrical Equipment Total			17,721,710
Machinery — 2.2%
	Albany International Corp., Class A	162,464	3,648,942
	Flanders Corp. (a)	517,026	2,305,936
	Key Technology, Inc. (a)	175,917	2,051,192
	Miller Industries, Inc. (a)	150,482	1,707,971
	Tennant Co.	113,539	2,973,586
Machinery Total			12,687,627
Professional Services — 3.5%
	COMSYS IT Partners, Inc. (a)	11,411	101,444
	FTI Consulting, Inc. (a)	105,562	4,978,304
	Kforce, Inc. (a)	581,337	7,266,712
	MPS Group, Inc. (a)	175,282	2,408,375
	Navigant Consulting, Inc. (a)	180,378	2,680,417

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Spherion Corp. (a)	427,145	2,400,555
Professional Services Total		19,835,807
Road & Rail — 1.3%
Arkansas Best Corp.	63,992	1,883,285
Kansas City Southern (a)	92,015	3,063,179
Werner Enterprises, Inc.	120,809	2,390,810
Road & Rail Total		7,337,274
Trading Companies & Distributors — 1.3%
Kaman Corp.	130,695	3,017,748
Rush Enterprises, Inc., Class A (a)	120,130	1,428,346
Rush Enterprises, Inc., Class B (a)	159,851	1,678,435
Titan Machinery, Inc. (a)	140,400	1,620,216
Trading Companies & Distributors Total		7,744,745
INDUSTRIALS TOTAL		116,783,900
INFORMATION TECHNOLOGY — 25.2%
Communications Equipment — 1.6%
ADC Telecommunications, Inc. (a)	269,170	1,671,546
Adtran, Inc.	146,346	3,300,102
EMS Technologies, Inc. (a)	70,200	1,017,900
Globecomm Systems, Inc. (a)	217,539	1,701,155
Performance Technologies, Inc. (a)(b)	619,141	1,727,403
Communications Equipment Total		9,418,106
Computers & Peripherals — 2.1%
Avid Technology, Inc. (a)	89,028	1,135,997
Hypercom Corp. (a)	541,615	1,716,919
iGO, Inc. (a)	235,177	289,268
Imation Corp.	220,204	1,920,179
Presstek, Inc. (a)	396,137	843,772
Rimage Corp. (a)	235,461	4,082,894
STEC, Inc. (a)	133,649	2,183,825
Computers & Peripherals Total		12,172,854
Electronic Equipment, Instruments & Components — 6.4%
Benchmark Electronics, Inc. (a)	926,000	17,510,660
FARO Technologies, Inc. (a)	270,406	5,797,504
Keithley Instruments, Inc.	246,594	1,146,662
LeCroy Corp. (a)	122,148	445,840
Newport Corp. (a)	270,756	2,488,248
Plexus Corp. (a)	220,132	6,273,762
Rogers Corp. (a)	55,400	1,679,174

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Technitrol, Inc.	357,423	1,565,513
Electronic Equipment, Instruments & Components Total		36,907,363
Internet Software & Services — 1.5%
Digital River, Inc. (a)	89,400	2,412,906
EarthLink, Inc.	708,940	5,891,291
Selectica, Inc. (a)	1,431,470	330,670
Internet Software & Services Total		8,634,867
IT Services — 2.8%
Analysts International Corp. (a)	856,765	574,033
Computer Task Group, Inc. (a)	663,206	5,312,280
infoGROUP, Inc. (a)	394,307	3,162,342
Integral Systems, Inc. (a)	278,055	2,407,956
Startek, Inc. (a)	114,054	853,124
TNS, Inc. (a)	146,301	3,758,473
IT Services Total		16,068,208
Semiconductors & Semiconductor Equipment — 4.6%
ATMI, Inc. (a)	204,551	3,808,740
Cirrus Logic, Inc. (a)	468,092	3,192,388
Exar Corp. (a)	302,013	2,147,312
Fairchild Semiconductor International, Inc. (a)	436,187	4,357,508
IXYS Corp.	193,929	1,438,953
ON Semiconductor Corp. (a)	639,506	5,634,048
Pericom Semiconductor Corp. (a)	246,157	2,838,190
Ultratech, Inc. (a)	194,130	2,884,772
Semiconductors & Semiconductor Equipment Total		26,301,911
Software — 6.2%
Bottomline Technologies, Inc. (a)	184,412	3,240,119
Epicor Software Corp. (a)	310,023	2,362,375
Lawson Software, Inc. (a)	520,925	3,464,151
Mentor Graphics Corp. (a)	396,924	3,504,839
PLATO Learning, Inc. (a)	262,046	1,142,521
Progress Software Corp. (a)	388,290	11,341,951
S1 Corp. (a)	324,260	2,114,175
Sonic Solutions (a)	216,244	2,558,166
Sybase, Inc. (a)	132,887	5,767,296
Software Total		35,495,593
INFORMATION TECHNOLOGY TOTAL		144,998,902

7

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 4.7%
Chemicals — 3.5%
	H.B. Fuller Co.	366,114	8,329,093
	Sensient Technologies Corp.	281,086	7,392,562
	Spartech Corp.	446,607	4,582,188
Chemicals Total			20,303,843
Containers & Packaging — 0.7%
	Greif, Inc., Class A	73,190	3,950,796
Containers & Packaging Total			3,950,796
Paper & Forest Products — 0.5%
	Glatfelter Co.	237,822	2,889,538
Paper & Forest Products Total			2,889,538
MATERIALS TOTAL			27,144,177
TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
	General Communication, Inc., Class A (a)	197,142	1,257,766
Diversified Telecommunication Services Total			1,257,766
TELECOMMUNICATION SERVICES TOTAL			1,257,766
UTILITIES — 2.4%
Gas Utilities — 1.4%
	New Jersey Resources Corp.	96,499	3,609,063
	South Jersey Industries, Inc.	108,890	4,157,420
Gas Utilities Total			7,766,483
Water Utilities — 1.0%
	American States Water Co.	114,859	4,067,157
	California Water Service Group	52,873	1,946,784
Water Utilities Total			6,013,941
UTILITIES TOTAL			13,780,424

	Total Common Stocks (cost of $550,897,600)		555,409,657

		Par ($)
Short-Term Obligation — 3.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by U.S. Treasury obligation maturing 12/31/11, market value $22,206,413 (repurchase proceeds $21,770,000)	21,770,000	21,770,000

	Total Short-Term Obligation (cost of $21,770,000)		21,770,000

8

Value ($)

Total Investments — 100.4% (cost of $572,667,600)(c)(d)	577,179,657

Other Assets & Liabilities, Net — (0.4)%	(2,337,672)

Net Assets — 100.0%	574,841,985

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$555,409,657	$—	$—	$555,409,657
Total Short-Term Obligation	—	21,770,000	—	21,770,000
Total	$555,409,657	$21,770,000	$—	$577,179,657

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months period ended December 31, 2009, are as follows:

9

	Security name: Performance Technologies, Inc.

	Shares as of 09/30/09:		619,141
	Shares purchased:		—
	Shares sold:		—
	Shares as of 12/31/09:		619,141
	Net realized gain/loss:		$—
	Dividend income earned:		$—
	Value at end of period:		$1,727,403

(c)	Cost for federal income tax purposes is $572,667,600.
(d)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$126,750,824	$(122,238,767)	$4,512,057

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 19, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 19, 2010